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Schedule of Investments
(unaudited)
Franklin Dynamic Asset Allocation Equity Fund 2
Notes to Schedule of Investments 32

Putnam Funds Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Dynamic Asset Allocation Equity Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 2.5%
Airbus SE ......................................... France 3,033 $ 692,205
a
Archer Aviation, Inc., A ............................... United States 1,964 11,352
a
Astronics Corp. ..................................... United States 175 12,892
a
Beta Technologies, Inc., A ............................. United States 1,610 32,361
Embraer SA ....................................... Brazil 13,600 245,383
a
Firefly Aerospace, Inc. ................................ United States 412 8,701
General Dynamics Corp. .............................. United States 297 110,291
General Electric Co. ................................. United States 4,926 1,653,708
a
Honeywell Aerospace, Inc. ............................ United States 1,833 289,816
Leonardo SpA ...................................... Italy 4,701 282,426
Lockheed Martin Corp. ............................... United States 2,076 1,165,114
Melrose Industries plc ................................ United Kingdom 11,981 82,166
a
Mercury Systems, Inc. ................................ United States 197 17,204
Moog, Inc., A ....................................... United States 118 43,837
Northrop Grumman Corp. ............................. United States 1,053 568,304
Rolls-Royce Holdings plc ............................. United Kingdom 2,934 59,631
RTX Corp. ........................................ United States 3,198 664,321
Safran SA ......................................... France 1,048 409,601
a
Satellogic, Inc., A ................................... United States 2,036 9,915
Thales SA ......................................... France 657 186,342
TransDigm Group, Inc. ............................... United States 106 124,204
a
V2X, Inc. .......................................... United States 284 21,913
VSE Corp. ........................................ United States 44 9,182
6,700,869
Air Freight & Logistics 0.9%
DHL AG .......................................... Germany 5,264 341,920
Expeditors International of Washington, Inc. ............... United States 579 109,807
FedEx Corp. ....................................... United States 5,302 1,735,875
Hub Group, Inc., A ................................... United States 573 22,845
United Parcel Service, Inc., B .......................... United States 1,020 106,315
2,316,762
Automobile Components 0.2%
a
Adient plc ......................................... United States 862 16,352
Aisin Corp. ........................................ Japan 9,500 133,238
Continental AG ..................................... Germany 1,113 91,804
Dana, Inc. ......................................... United States 1,611 48,298
Garrett Motion, Inc. .................................. Switzerland 1,236 33,310
a
Gentherm, Inc. ..................................... United States 335 13,162
Sumitomo Electric Industries Ltd. ....................... Japan 3,300 45,699
Visteon Corp. ...................................... United States 501 51,012
432,875
Automobiles 1.5%
a
Ather Energy Ltd. ................................... India 3,392 61,177
Ford Motor Co. ..................................... United States 40,724 567,693
General Motors Co. .................................. United States 10,277 887,111
Isuzu Motors Ltd. ................................... Japan 2,100 29,823
Kia Corp. ......................................... South Korea 2,247 214,338
Mahindra & Mahindra Ltd. ............................. India 9,789 337,258
Subaru Corp. ...................................... Japan 2,800 46,423
a
Tesla, Inc. ......................................... United States 5,274 1,940,568
4,084,391
Banks 6.6%
AIB Group plc ...................................... Ireland 34,949 444,688
Al Rajhi Bank ...................................... Saudi Arabia 15,028 267,813

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Ameris Bancorp .................................... United States 126 $ 10,616
Associated Banc-Corp. ............................... United States 348 10,652
a
Axos Financial, Inc. .................................. United States 270 26,133
Banc of California, Inc. ............................... United States 538 10,018
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 9,849 284,956
Banco Santander SA ................................. Spain 40,924 598,874
a
Bancorp, Inc. (The) .................................. United States 586 38,090
Bank Hapoalim BM .................................. Israel 4,967 128,250
Bank Leumi Le-Israel BM ............................. Israel 11,950 304,656
Bank of America Corp. ............................... United States 20,009 1,239,357
Bank of China Ltd., H ................................ China 631,000 473,617
Bank of Hawaii Corp. ................................ United States 331 25,133
BankUnited, Inc. .................................... United States 2,010 91,656
Banner Corp. ...................................... United States 148 10,381
Barclays plc ....................................... United Kingdom 53,742 356,417
BNP Paribas SA .................................... France 5,868 698,630
CaixaBank SA ...................................... Spain 2,172 33,118
Capitol Federal Financial, Inc. .......................... United States 1,745 15,024
Carter Bankshares, Inc. ............................... United States 378 11,809
Cathay General Bancorp .............................. United States 969 59,313
Central Pacific Financial Corp. ......................... United States 535 19,913
Citigroup, Inc. ...................................... United States 21,249 2,796,793
CTBC Financial Holding Co. Ltd. ........................ Taiwan 142,000 289,678
a
Customers Bancorp, Inc. .............................. United States 667 52,146
CVB Financial Corp. ................................. United States 500 11,085
Danske Bank A/S ................................... Denmark 3,721 215,091
Enterprise Financial Services Corp. ...................... United States 452 28,580
Erste Group Bank AG ................................ Austria 2,154 302,752
Financial Institutions, Inc. ............................. United States 285 11,548
First Bancorp ...................................... United States 2,318 64,626
First Busey Corp. ................................... United States 794 23,899
First Financial Corp. ................................. United States 141 11,037
First Horizon Corp. .................................. United States 4,168 101,366
First Merchants Corp. ................................ United States 117 4,852
Grupo Financiero Banorte SAB de CV, O .................. Mexico 25,286 286,327
Hancock Whitney Corp. ............................... United States 645 48,046
Hanmi Financial Corp. ................................ United States 548 16,988
Hope Bancorp, Inc. .................................. United States 1,204 16,603
HSBC Holdings plc, (GBP Traded) ...................... United Kingdom 25,467 521,652
HSBC Holdings plc, (HKD Traded) ...................... United Kingdom 6,000 123,477
ICICI Bank Ltd. ..................................... India 34,225 521,337
Independent Bank Corp. .............................. United States 336 12,261
ING Groep NV ..................................... Netherlands 5,889 208,474
International Bancshares Corp. ......................... United States 277 19,434
Intesa Sanpaolo SpA ................................. Italy 8,924 70,305
JPMorgan Chase & Co. ............................... United States 3,484 1,240,374
KB Financial Group, Inc. .............................. South Korea 3,505 439,681
Lloyds Banking Group plc ............................. United Kingdom 237,636 350,354
Mercantile Bank Corp. ................................ United States 193 11,534
Metropolitan Bank Holding Corp. ........................ United States 121 10,984
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 36,800 838,990
Mizuho Financial Group, Inc. ........................... Japan 3,300 175,786
National Bank Holdings Corp., A ........................ United States 659 27,210
National Bank of Greece SA ........................... Greece 26,855 524,842
NatWest Group plc .................................. United Kingdom 6,245 56,783
Northrim BanCorp, Inc. ............................... United States 386 9,870
Northwest Bancshares, Inc. ............................ United States 715 10,932
a
NU Holdings Ltd., A .................................. Brazil 7,436 108,194

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
OceanFirst Financial Corp. ............................ United States 828 $ 15,600
OFG Bancorp ...................................... United States 983 51,165
Orrstown Financial Services, Inc. ....................... United States 274 11,426
OTP Bank Nyrt. ..................................... Hungary 1,928 277,309
PNC Financial Services Group, Inc. (The) ................. United States 2,557 612,734
Popular, Inc. ....................................... United States 648 108,987
Preferred Bank ..................................... United States 109 11,165
Shore Bancshares, Inc. ............................... United States 487 11,182
Simmons First National Corp., A ........................ United States 1,091 24,635
Societe Generale SA ................................. France 2,527 212,865
Southern Missouri Bancorp, Inc. ........................ United States 156 11,480
Sumitomo Mitsui Financial Group, Inc. .................... Japan 10,400 446,449
a
Third Coast Bancshares, Inc. .......................... United States 206 9,188
Towne Bank ....................................... United States 287 10,630
Trustmark Corp. .................................... United States 840 38,573
UniCredit SpA ...................................... Italy 3,685 359,656
United Community Banks, Inc. ......................... United States 433 15,086
Univest Financial Corp. ............................... United States 342 14,200
US Bancorp ....................................... United States 1,695 104,378
Valley National Bancorp .............................. United States 798 10,885
WaFd, Inc. ........................................ United States 427 15,270
Wells Fargo & Co. ................................... United States 5,367 463,655
Westamerica BanCorp ............................... United States 193 11,204
WSFS Financial Corp. ................................ United States 152 11,772
Zions Bancorp NA ................................... United States 1,641 109,438
17,691,937
Beverages 1.1%
Carlsberg A/S, B .................................... Denmark 1,686 230,956
Coca-Cola Co. (The) ................................. United States 11,850 1,050,740
Coca-Cola Consolidated, Inc. .......................... United States 581 113,626
Coca-Cola HBC AG ................................. Italy 2,568 157,913
Kirin Holdings Co. Ltd. ............................... Japan 7,100 135,549
a
Monster Beverage Corp. .............................. United States 10,647 488,910
PepsiCo, Inc. ...................................... United States 5,299 743,662
a
Vita Coco Co., Inc. (The) .............................. United States 189 11,097
2,932,453
Biotechnology 2.8%
AbbVie, Inc. ....................................... United States 5,326 1,365,693
a
ACADIA Pharmaceuticals, Inc. ......................... United States 2,204 63,718
a
Achieve Life Sciences, Inc. ............................ United States 1,635 12,982
a
ADMA Biologics, Inc. ................................. United States 900 8,451
a
Alkermes plc ....................................... United States 1,506 70,767
a
Allogene Therapeutics, Inc. ............................ United States 7,629 15,258
a
Alnylam Pharmaceuticals, Inc. .......................... United States 462 111,199
a
AnaptysBio, Inc. .................................... United States 500 28,515
a
Apogee Therapeutics, Inc. ............................. United States 79 10,671
a
Arbutus Biopharma Corp. ............................. United States 3,184 16,175
a
Arcus Biosciences, Inc. ............................... United States 387 11,331
a
Arcutis Biotherapeutics, Inc. ........................... United States 485 11,625
a
Ardelyx, Inc. ....................................... United States 1,975 7,465
a
Argenx SE ........................................ Belgium 160 164,245
a
Beam Therapeutics, Inc. .............................. United States 298 8,770
a
BioCryst Pharmaceuticals, Inc. ......................... United States 5,506 53,408
a
CareDx, Inc. ....................................... United States 601 30,116
a
Celcuity, Inc. ....................................... United States 97 8,639
a
Corvus Pharmaceuticals, Inc. .......................... United States 814 11,429

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
CRISPR Therapeutics AG ............................. Switzerland 460 $ 26,211
a
Cytokinetics, Inc. .................................... United States 579 41,057
a
Denali Therapeutics, Inc. .............................. United States 629 14,945
a
Enanta Pharmaceuticals, Inc. .......................... United States 554 7,385
a
Erasca, Inc. ....................................... United States 615 10,996
a
Exelixis, Inc. ....................................... United States 5,855 319,917
a
Genmab A/S ....................................... Denmark 339 112,029
a
ImmunityBio, Inc. ................................... United States 2,512 19,970
a
Incyte Corp. ....................................... United States 5,162 636,062
a
Inhibrx Biosciences, Inc. .............................. United States 226 28,634
a
Intellia Therapeutics, Inc. .............................. United States 1,005 12,794
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 5,392 22,916
a
Kiniksa Pharmaceuticals International plc, A ............... United States 168 13,210
a
Kodiak Sciences, Inc. ................................ United States 384 14,342
a
Kymera Therapeutics, Inc. ............................. United States 91 10,812
a
Kyverna Therapeutics, Inc. ............................ United States 1,151 9,755
a
MeiraGTx Holdings plc ............................... United States 984 13,589
a
Mineralys Therapeutics, Inc. ........................... United States 840 21,563
a
Natera, Inc. ........................................ United States 502 161,624
a
Neurocrine Biosciences, Inc. ........................... United States 674 103,816
a
Novavax, Inc. ...................................... United States 1,466 13,736
a
Praxis Precision Medicines, Inc. ........................ United States 47 16,464
a
Precigen, Inc. ...................................... United States 2,258 15,648
a
Protagonist Therapeutics, Inc. .......................... United States 562 83,036
a
Prothena Corp. plc .................................. Ireland 1,110 10,378
Regeneron Pharmaceuticals, Inc. ....................... United States 2,374 1,897,016
a
REGENXBIO, Inc. ................................... United States 853 8,103
a
Relay Therapeutics, Inc. .............................. United States 558 10,256
a
Rhythm Pharmaceuticals, Inc. .......................... United States 546 57,947
a
Rigel Pharmaceuticals, Inc. ............................ United States 339 15,655
a
Sana Biotechnology, Inc. .............................. United States 4,115 15,925
a
SELLAS Life Sciences Group, Inc. ...................... United States 1,168 15,581
a
Shattuck Labs, Inc. .................................. United States 1,457 10,214
a
Spyre Therapeutics, Inc. .............................. United States 118 10,541
a
Stoke Therapeutics, Inc. .............................. United States 744 23,213
a
Sutro Biopharma, Inc. ................................ United States 344 6,963
a
Tango Therapeutics, Inc. .............................. United States 1,044 23,845
a
TG Therapeutics, Inc. ................................ United States 570 30,951
a
Travere Therapeutics, Inc. ............................. United States 1,122 74,366
a
Twist Bioscience Corp. ............................... United States 105 14,595
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 313 7,891
a
Vertex Pharmaceuticals, Inc. ........................... United States 2,736 1,489,807
a
Vir Biotechnology, Inc. ................................ United States 1,623 17,756
a
Xenon Pharmaceuticals, Inc. ........................... Canada 290 17,464
a
Zymeworks, Inc. .................................... United States 618 18,175
7,517,610
Broadline Retail 2.6%
Alibaba Group Holding Ltd. ............................ China 39,200 560,355
a
Amazon.com, Inc. ................................... United States 23,638 6,140,443
a
Etsy, Inc. .......................................... United States 1,385 112,642
Kohl's Corp. ....................................... United States 1,311 23,362
Next plc .......................................... United Kingdom 300 62,735
a
Sea Ltd., ADR ...................................... Singapore 500 56,740
6,956,277
Building Products 0.4%
Apogee Enterprises, Inc. .............................. United States 279 10,898

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
a
Janus International Group, Inc. ......................... United States 1,888 $ 9,364
Masco Corp. ....................................... United States 1,455 104,993
a
Resideo Technologies, Inc. ............................ United States 378 7,318
Trane Technologies plc ............................... United States 1,718 763,479
UFP Industries, Inc. .................................. United States 579 48,937
944,989
Capital Markets 3.2%
3i Group plc ....................................... United Kingdom 2,462 93,173
Acadian Asset Management, Inc. ....................... United States 546 51,433
Ameriprise Financial, Inc. ............................. United States 225 124,450
Bank of New York Mellon Corp. (The) .................... United States 734 118,379
Charles Schwab Corp. (The) ........................... United States 8,721 957,740
CME Group, Inc. .................................... United States 1,777 507,333
Deutsche Bank AG .................................. Germany 6,520 261,123
b
Euronext NV, 144A, Reg S ............................ Netherlands 1,338 253,306
Evercore, Inc., A .................................... United States 1,609 460,866
Goldman Sachs Group, Inc. (The) ....................... United States 1,883 1,931,770
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 5,800 313,585
Interactive Brokers Group, Inc., A ....................... United States 2,110 205,282
Japan Exchange Group, Inc. ........................... Japan 11,400 159,301
Korea Investment Holdings Co. Ltd. ..................... South Korea 857 119,709
Lazard, Inc., A ...................................... United States 2,424 104,789
London Stock Exchange Group plc ...................... United Kingdom 2,255 273,325
Moelis & Co., A ..................................... United States 1,143 77,804
Morgan Stanley ..................................... United States 581 123,939
MSCI, Inc., A ....................................... United States 323 184,317
Nasdaq, Inc. ....................................... United States 3,147 310,326
Nomura Holdings, Inc. ................................ Japan 27,600 281,014
Northern Trust Corp. ................................. United States 560 103,914
Schroders plc ...................................... United Kingdom 4,748 37,459
SEI Investments Co. ................................. United States 1,863 206,756
Singapore Exchange Ltd. ............................. Singapore 7,400 148,132
State Street Corp. ................................... United States 2,131 407,831
Stifel Financial Corp. ................................. United States 1,635 132,075
a
StoneX Group, Inc. .................................. United States 891 61,016
UBS Group AG ..................................... Switzerland 8,727 477,860
Virtus Investment Partners, Inc. ......................... United States 126 20,853
8,508,860
Chemicals 0.6%
Asahi Kasei Corp. ................................... Japan 14,700 150,468
Avient Corp. ....................................... United States 366 16,126
Balchem Corp. ..................................... United States 245 43,093
Cabot Corp. ....................................... United States 177 14,640
Chemours Co. (The) ................................. United States 1,268 19,730
Huntsman Corp. .................................... United States 1,517 14,533
a
Ingevity Corp. ...................................... United States 187 12,957
Innospec, Inc. ...................................... United States 248 23,277
a
Intrepid Potash, Inc. ................................. United States 343 13,264
Linde plc .......................................... United States 475 232,551
a
LSB Industries, Inc. .................................. United States 786 8,387
LyondellBasell Industries NV, A ......................... United States 1,635 106,406
Mativ Holdings, Inc. .................................. United States 970 11,533
Minerals Technologies, Inc. ............................ United States 348 24,680
Mitsubishi Chemical Group Corp. ....................... Japan 14,000 104,977
a
Perimeter Solutions, Inc. .............................. United States 454 13,847
PPG Industries, Inc. ................................. United States 1,808 202,803

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
a
Rayonier Advanced Materials, Inc. ....................... United States 1,103 $ 9,475
Sherwin-Williams Co. (The) ............................ United States 1,082 366,592
Toray Industries, Inc. ................................. Japan 11,400 91,441
Yara International ASA ............................... Brazil 744 36,466
1,517,246
Commercial Services & Supplies 0.2%
Brink's Co. (The) .................................... United States 235 25,599
a
Cimpress plc ....................................... Ireland 123 10,961
Cintas Corp. ....................................... United States 1,898 382,997
a
CoreCivic, Inc. ..................................... United States 494 16,411
a
OPENLANE, Inc. ................................... United States 492 17,515
Securitas AB, B ..................................... Sweden 3,577 56,664
Veralto Corp. ....................................... United States 1,174 115,721
625,868
Communications Equipment 1.1%
Accton Technology Corp. .............................. Taiwan 3,000 192,068
a
Arista Networks, Inc. ................................. United States 2,624 513,491
a
Calix, Inc. ......................................... United States 549 20,928
a
Ciena Corp. ....................................... United States 1,117 427,588
Cisco Systems, Inc. ................................. United States 10,945 1,209,313
a
Extreme Networks, Inc. ............................... United States 2,331 52,424
a
NETGEAR, Inc. ..................................... United States 396 8,379
a
NetScout Systems, Inc. ............................... United States 376 14,600
Nokia OYJ ........................................ Finland 9,942 101,116
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 30,374 307,623
Ubiquiti, Inc. ....................................... United States 207 122,134
a
Viasat, Inc. ........................................ United States 241 16,212
Vistance Networks, Inc. ............................... United States 1,211 7,641
2,993,517
Construction & Engineering 0.4%
Argan, Inc. ........................................ United States 99 42,074
a
Centuri Holdings, Inc. ................................ United States 332 6,776
Comfort Systems USA, Inc. ............................ United States 65 100,465
a
Fluor Corp. ........................................ United States 205 11,175
Larsen & Toubro Ltd. ................................. India 5,816 246,566
a
Legence Corp., A ................................... United States 198 10,607
a
NWPX Infrastructure, Inc. ............................. United States 219 24,073
Quanta Services, Inc. ................................ United States 603 366,075
Tutor Perini Corp. ................................... United States 681 60,282
Valmont Industries, Inc. ............................... United States 212 99,568
967,661
Construction Materials 0.4%
CRH plc .......................................... United States 6,575 619,957
Holcim AG ........................................ France 941 82,519
Vulcan Materials Co. ................................. United States 1,008 271,737
974,213
Consumer Finance 0.5%
American Express Co. ............................... United States 790 260,834
Bread Financial Holdings, Inc. .......................... United States 680 71,040
Capital One Financial Corp. ........................... United States 3,750 804,413
a
Credit Acceptance Corp. .............................. United States 187 112,151
a
Enova International, Inc. .............................. United States 256 58,040

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Finance (continued)
a
Happen, Inc. ....................................... United States 3,082 $ 54,182
PROG Holdings, Inc. ................................. United States 787 30,008
1,390,668
Consumer Staples Distribution & Retail 1.0%
Andersons, Inc. (The) ................................ United States 171 11,093
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 2,168 196,529
Costco Wholesale Corp. .............................. United States 426 402,097
Dollar General Corp. ................................. United States 877 111,160
a
Dollar Tree, Inc. .................................... United States 836 105,829
Ingles Markets, Inc., A ................................ United States 338 27,648
Jeronimo Martins SGPS SA ........................... Portugal 8,283 172,960
Koninklijke Ahold Delhaize NV .......................... Netherlands 4,703 167,434
Kroger Co. (The) .................................... United States 5,245 301,797
Target Corp. ....................................... United States 2,406 387,077
a
United Natural Foods, Inc. ............................. United States 326 14,298
Walmart, Inc. ...................................... United States 8,827 925,688
2,823,610
Containers & Packaging 0.1%
Crown Holdings, Inc. ................................. United States 1,054 122,675
Greif, Inc., A ....................................... United States 159 13,157
135,832
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 462 22,421
Gold.com, Inc. ..................................... United States 276 12,412
34,833
Diversified Consumer Services 0.0%
†
a
Coursera, Inc. ...................................... United States 6,286 40,985
a
Frontdoor, Inc. ..................................... United States 162 13,101
a
Laureate Education, Inc. .............................. United States 1,641 61,587
Perdoceo Education Corp. ............................ United States 457 15,190
130,863
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 505 11,342
Broadstone Net Lease, Inc. ............................ United States 505 10,534
Global Net Lease, Inc. ................................ United States 4,170 38,281
60,157
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................... United States 4,461 115,495
a
Bandwidth, Inc., A ................................... United States 208 10,074
Comcast Corp., A ................................... United States 4,486 119,417
Deutsche Telekom AG ................................ Germany 11,441 375,994
IDT Corp., B ....................................... United States 496 33,837
Iridium Communications, Inc. .......................... United States 2,129 100,021
a
Lumen Technologies, Inc. ............................. United States 4,237 26,481
Telenor ASA ....................................... Norway 5,025 73,731
Telstra Group Ltd. ................................... Australia 81,889 273,803
Verizon Communications, Inc. .......................... United States 2,449 122,499
1,251,352
Electric Utilities 1.5%
American Electric Power Co., Inc. ....................... United States 3,814 466,948

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Constellation Energy Corp. ............................ United States 405 $ 111,282
Edison International ................................. United States 4,211 227,310
Enel SpA ......................................... Italy 61,441 671,880
Iberdrola SA ....................................... Spain 16,150 376,001
Kansai Electric Power Co., Inc. (The) .................... Japan 9,000 157,876
NextEra Energy, Inc. ................................. United States 7,733 636,735
NRG Energy, Inc. ................................... United States 5,275 580,883
PG&E Corp. ....................................... United States 63,289 839,845
Portland General Electric Co. .......................... United States 421 20,570
TXNM Energy, Inc. .................................. United States 265 15,267
4,104,597
Electrical Equipment 1.7%
ABB Ltd. .......................................... Switzerland 7,840 767,736
Allient, Inc. ........................................ United States 340 31,963
Atkore, Inc. ........................................ United States 149 13,960
a
Bloom Energy Corp., A ............................... United States 3,568 736,078
Contemporary Amperex Technology Co. Ltd., A ............. China 4,100 221,559
a
Energy Vault Holdings, Inc. ............................ United States 3,965 13,481
EnerSys .......................................... United States 335 61,593
a
Fluence Energy, Inc. ................................. United States 592 6,400
a
FuelCell Energy, Inc. ................................. United States 709 12,216
Fuji Electric Co. Ltd. ................................. Japan 300 25,773
Fujikura Ltd. ....................................... Japan 1,300 44,324
GE Vernova T&D India Ltd. ............................ India 2,800 130,646
GE Vernova, Inc. .................................... United States 590 530,133
Harbin Electric Co. Ltd., H ............................. China 74,000 158,000
a
Hyliion Holdings Corp. ................................ United States 3,771 13,085
Hyosung Heavy Industries Corp. ........................ South Korea 76 163,356
Mitsubishi Electric Corp. .............................. Japan 7,100 245,850
a
Nidec Corp. ....................................... Japan 2,700 43,419
a
NuScale Power Corp., A .............................. United States 1,207 11,189
Preformed Line Products Co. .......................... United States 31 12,426
Schneider Electric SE ................................ United States 679 232,409
a
Shoals Technologies Group, Inc., A ...................... United States 997 6,899
Siemens Energy AG ................................. Germany 3,198 526,735
a
Sunrun, Inc. ....................................... United States 813 6,967
Vertiv Holdings Co., A ................................ United States 1,489 385,234
a
Vicor Corp. ........................................ United States 432 81,078
4,482,509
Electronic Equipment, Instruments & Components 0.9%
a
Aeva Technologies, Inc. .............................. United States 694 10,868
a
Arlo Technologies, Inc. ............................... United States 1,585 20,843
Bel Fuse, Inc., A .................................... United States 43 8,805
a
Coherent Corp. ..................................... United States 1,638 455,085
Corning, Inc. ....................................... United States 2,434 362,009
Delta Electronics, Inc. ................................ Taiwan 2,000 116,030
Elite Material Co. Ltd. ................................ Taiwan 1,000 172,760
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 21,000 165,413
a
Insight Enterprises, Inc. ............................... United States 130 20,413
a
Itron, Inc. ......................................... United States 264 25,611
Keyence Corp. ..................................... Japan 600 312,628
a
Keysight Technologies, Inc. ............................ United States 319 102,941
Murata Manufacturing Co. Ltd. ......................... Japan 500 22,220
a
nLight, Inc. ........................................ United States 647 27,349
a
Ouster, Inc. ........................................ United States 567 19,527
a
Plexus Corp. ....................................... United States 84 20,115

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 209 $ 220,417
a
Sanmina Corp. ..................................... United States 554 108,983
Unimicron Technology Corp. ........................... Taiwan 5,000 157,346
Vishay Intertechnology, Inc. ............................ United States 584 17,771
Yokogawa Electric Corp. .............................. Japan 2,900 92,200
2,459,334
Energy Equipment & Services 0.2%
Baker Hughes Co., A ................................. United States 1,635 103,904
a
Forum Energy Technologies, Inc. ........................ United States 623 51,067
Halliburton Co. ..................................... United States 2,937 108,229
Liberty Energy, Inc., A ................................ United States 557 10,979
a
National Energy Services Reunited Corp. ................. United States 1,129 39,639
a
Oceaneering International, Inc. ......................... United States 1,403 72,619
a
Oil States International, Inc. ........................... United States 2,751 24,264
Patterson-UTI Energy, Inc. ............................ United States 1,474 18,632
a
ProPetro Holding Corp. ............................... United States 717 8,145
TechnipFMC plc .................................... United Kingdom 1,629 127,306
a
Transocean Ltd. .................................... United States 7,878 45,771
610,555
Entertainment 1.4%
Cinemark Holdings, Inc. .............................. United States 374 13,318
a
Live Nation Entertainment, Inc. ......................... United States 1,594 286,745
a
Netflix, Inc. ........................................ United States 17,229 1,396,410
a
ROBLOX Corp., A ................................... United States 2,761 114,002
a
Roku, Inc., A ....................................... United States 4,630 726,586
a
Spotify Technology SA ................................ United States 1,963 1,067,126
a
Stubhub Holdings, Inc., A ............................. United States 770 4,912
Universal Music Group NV ............................ Netherlands 9,401 159,766
3,768,865
Financial Services 2.5%
a
Aditya Birla Capital Ltd. ............................... India 56,449 242,391
Apollo Global Management, Inc. ........................ United States 3,020 412,472
a
Berkshire Hathaway, Inc., B ............................ United States 677 341,228
Bladex, Inc., E ..................................... Panama 344 18,548
a
Chime Financial, Inc., A ............................... United States 14,578 482,678
Essent Group Ltd. ................................... United States 251 16,958
FirstRand Ltd. ...................................... South Africa 43,651 258,388
Investor AB, B ...................................... Sweden 8,136 350,040
Jackson Financial, Inc., A ............................. United States 637 84,995
M&G plc .......................................... United Kingdom 15,850 74,686
Mastercard, Inc., A .................................. United States 4,886 2,879,369
MGIC Investment Corp. ............................... United States 5,101 156,346
a
NMI Holdings, Inc., A ................................. United States 473 20,977
ORIX Corp. ........................................ Japan 4,100 159,514
Pagseguro Digital Ltd., A .............................. Brazil 5,892 53,146
a
Payoneer Global, Inc. ................................ United States 1,874 13,324
PayPal Holdings, Inc. ................................ United States 4,426 233,095
PennyMac Financial Services, Inc. ...................... United States 205 14,988
a
Sezzle, Inc. ........................................ United States 70 8,438
StoneCo Ltd., A ..................................... Brazil 3,324 32,243
Visa, Inc., A ........................................ United States 2,666 1,011,400
6,865,224
Food Products 0.5%
Ajinomoto Co., Inc. .................................. Japan 6,100 205,071

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Archer-Daniels-Midland Co. ........................... United States 1,401 $ 113,887
Cal-Maine Foods, Inc. ................................ United States 533 42,065
Dole plc .......................................... United States 1,838 25,456
JBS NV, A ......................................... United States 17,588 236,383
Nestle SA ......................................... Switzerland 5,907 574,600
a
Seneca Foods Corp., A ............................... United States 203 40,253
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 191,000 180,296
1,418,011
Gas Utilities 0.1%
New Jersey Resources Corp. .......................... United States 951 50,726
Northwest Natural Holding Co. ......................... United States 313 15,359
ONE Gas, Inc. ..................................... United States 753 59,690
Osaka Gas Co. Ltd. ................................. Japan 2,600 93,655
Spire, Inc. ......................................... United States 116 9,494
Tokyo Gas Co. Ltd. .................................. Japan 3,100 119,861
348,785
Ground Transportation 0.2%
Canadian National Railway Co. ......................... Canada 2,222 277,439
a
Fedex Freight Holding Co., Inc. ......................... United States 994 132,938
410,377
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 977 107,822
a
AtriCure, Inc. ....................................... United States 363 17,551
a
Axogen, Inc. ....................................... United States 941 47,765
Becton Dickinson & Co. ............................... United States 2,408 452,969
BioMerieux ........................................ France 338 29,400
a
Boston Scientific Corp. ............................... United States 4,821 232,854
a
Butterfly Network, Inc. ................................ United States 1,281 10,107
a
Cerus Corp. ....................................... United States 5,095 13,451
a
Dexcom, Inc. ....................................... United States 3,930 357,866
a
Glaukos Corp. ...................................... United States 297 53,329
a
Haemonetics Corp. .................................. United States 155 15,976
Hoya Corp. ........................................ Japan 4,000 612,504
a
IDEXX Laboratories, Inc. .............................. United States 566 315,087
a
Inspire Medical Systems, Inc. .......................... United States 187 11,779
a
Insulet Corp. ....................................... United States 725 107,778
a
Intuitive Surgical, Inc. ................................ United States 1,024 385,905
a
IRhythm Holdings, Inc. ............................... United States 128 15,224
a
Lantheus Holdings, Inc. ............................... United States 115 11,610
a
LivaNova plc ....................................... United States 565 45,093
a
Novocure Ltd. ...................................... United States 2,392 42,219
Olympus Corp. ..................................... Japan 2,800 36,965
a
Varex Imaging Corp. ................................. United States 967 17,880
2,941,134
Health Care Providers & Services 1.3%
a
agilon health, Inc. ................................... United States 127 11,162
a
Alignment Healthcare, Inc. ............................ United States 429 5,749
a
AMN Healthcare Services, Inc. ......................... United States 971 33,286
Apollo Hospitals Enterprise Ltd. ......................... India 2,226 207,868
a
BrightSpring Health Services, Inc. ....................... United States 177 10,337
a
Castle Biosciences, Inc. .............................. United States 1,184 39,108
a
Centene Corp. ..................................... United States 3,027 194,757
Chemed Corp. ..................................... United States 211 109,448
Cigna Group (The) .................................. United States 394 108,776

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
Clover Health Investments Corp., A ...................... United States 5,838 $ 24,228
CVS Health Corp. ................................... United States 1,092 102,550
Elevance Health, Inc. ................................ United States 269 105,593
a
GeneDx Holdings Corp., A ............................. United States 140 11,873
HCA Healthcare, Inc. ................................. United States 261 108,171
a
HealthEquity, Inc. ................................... United States 112 10,812
a
Hims & Hers Health, Inc. .............................. United States 578 17,097
a
Hinge Health, Inc., A ................................. United States 178 16,476
Humana, Inc. ...................................... United States 279 106,921
McKesson Corp. .................................... United States 1,027 909,224
a
Omada Health, Inc. .................................. United States 753 18,486
a
Progyny, Inc. ....................................... United States 620 15,866
a
Starling Oncology, Inc. ............................... United States 1,939 11,459
UnitedHealth Group, Inc. .............................. United States 2,970 1,156,548
Universal Health Services, Inc., B ....................... United States 865 147,335
3,483,130
Health Care REITs 0.0%
†
CareTrust REIT, Inc. ................................. United States 891 34,705
Diversified Healthcare Trust ........................... United States 1,510 11,431
LTC Properties, Inc. ................................. United States 270 10,886
National Health Investors, Inc. .......................... United States 204 14,506
71,528
Health Care Technology 0.1%
a
Doximity, Inc., A .................................... United States 4,345 116,055
a
HeartFlow, Inc. ..................................... United States 321 16,175
a
Phreesia, Inc. ...................................... United States 2,607 31,831
a
Teladoc Health, Inc. ................................. United States 2,778 17,613
a
Veeva Systems, Inc., A ............................... United States 451 128,846
310,520
Hotel & Resort REITs 0.3%
Apple Hospitality REIT, Inc. ............................ United States 727 11,596
Chatham Lodging Trust ............................... United States 1,160 15,115
DiamondRock Hospitality Co. .......................... United States 1,013 12,470
Host Hotels & Resorts, Inc. ............................ United States 28,924 634,303
Ryman Hospitality Properties, Inc. ....................... United States 425 53,873
Sunstone Hotel Investors, Inc. .......................... United States 6,626 74,012
Xenia Hotels & Resorts, Inc. ........................... United States 646 12,113
813,482
Hotels, Restaurants & Leisure 1.5%
a
Airbnb, Inc., A ...................................... United States 6,340 1,161,615
Aristocrat Leisure Ltd. ................................ Australia 5,087 221,185
a
BJ's Restaurants, Inc. ................................ United States 437 27,789
a
Bloomin' Brands, Inc. ................................ United States 2,142 22,063
Booking Holdings, Inc. ............................... United States 2,636 524,801
Brightstar Lottery plc ................................. United States 2,074 23,374
a
Brinker International, Inc. ............................. United States 349 79,746
Cheesecake Factory, Inc. (The) ......................... United States 98 10,730
a
Chipotle Mexican Grill, Inc., A .......................... United States 3,100 117,893
Compass Group plc ................................. United Kingdom 11,539 351,154
Cracker Barrel Old Country Store, Inc. .................... United States 208 11,490
Hilton Worldwide Holdings, Inc. ......................... United States 740 234,047
InterContinental Hotels Group plc ....................... United States 1,057 169,624
a
Life Time Group Holdings, Inc. ......................... United States 193 8,110
Monarch Casino & Resort, Inc. ......................... United States 107 12,888

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc., A ............................. United States 167 $ 9,379
Royal Caribbean Cruises Ltd. .......................... United States 1,357 364,680
Starbucks Corp. .................................... United States 3,042 323,213
Texas Roadhouse, Inc., A ............................. United States 880 172,128
a
Viking Holdings Ltd. ................................. United States 1,066 91,825
3,937,734
Household Durables 0.5%
a
Hovnanian Enterprises, Inc., A .......................... United States 129 16,013
KB Home ......................................... United States 207 11,033
a
M/I Homes, Inc. ..................................... United States 303 45,089
Panasonic Holdings Corp. ............................. Japan 3,800 105,960
PulteGroup, Inc. .................................... United States 5,661 715,098
a
Sonos, Inc. ........................................ United States 3,036 47,362
Sony Group Corp. ................................... Japan 15,400 380,549
Toll Brothers, Inc. ................................... United States 747 107,157
1,428,261
Household Products 0.7%
Colgate-Palmolive Co. ............................... United States 10,514 944,367
Oil-Dri Corp. of America .............................. United States 275 24,745
Procter & Gamble Co. (The) ........................... United States 4,569 663,053
Reckitt Benckiser Group plc ........................... United Kingdom 2,706 186,880
Unilever Indonesia Tbk. PT ............................ Indonesia 599,400 59,382
1,878,427
Independent Power and Renewable Electricity Producers 0.3%
a
Hallador Energy Co. ................................. United States 971 16,099
NTPC Ltd. ......................................... India 93,964 322,848
RWE AG .......................................... Germany 714 48,564
a
Talen Energy Corp. .................................. United States 326 96,418
Vistra Corp. ........................................ United States 1,640 225,287
709,216
Industrial Conglomerates 0.7%
3M Co. ........................................... United States 5,115 878,910
Hitachi Ltd. ........................................ Japan 19,600 665,396
Honeywell International, Inc. ........................... United States 1,703 363,642
Siemens AG ....................................... Germany 87 28,841
Smiths Group plc ................................... United Kingdom 2,205 77,064
2,013,853
Industrial REITs 0.2%
LXP Industrial Trust .................................. United States 866 52,575
Prologis, Inc. ....................................... United States 2,989 418,221
470,796
Insurance 2.2%
Aflac, Inc. ......................................... United States 926 107,277
AIA Group Ltd. ..................................... Hong Kong 30,800 297,762
Allianz SE ......................................... Germany 754 393,223
Allstate Corp. (The) .................................. United States 2,693 694,255
American International Group, Inc. ...................... United States 5,756 439,528
Aon plc, A ......................................... United States 1,419 456,237
AXA SA ........................................... France 6,052 302,182
Axis Capital Holdings Ltd. ............................. United States 977 96,508
a
Baldwin Insurance Group, Inc. (The), A ................... United States 1,884 58,121

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
China Pacific Insurance Group Co. Ltd., H ................. China 79,000 $ 303,957
CNO Financial Group, Inc. ............................ United States 1,120 61,365
a
Genworth Financial, Inc., A ............................ United States 5,981 59,451
Globe Life, Inc. ..................................... United States 578 99,803
Hamilton Insurance Group Ltd., B ....................... United States 1,606 56,467
Hanover Insurance Group, Inc. (The) ..................... United States 502 113,507
a
Heritage Insurance Holdings, Inc. ....................... United States 880 29,586
Horace Mann Educators Corp. ......................... United States 311 15,827
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 341 204,972
NN Group NV ...................................... Netherlands 295 26,670
a
Oscar Health, Inc., A ................................. United States 637 19,085
Powszechny Zaklad Ubezpieczen SA .................... Poland 11,760 233,931
Primerica, Inc. ...................................... United States 339 97,513
Progressive Corp. (The) .............................. United States 6,043 1,317,857
QBE Insurance Group Ltd. ............................ Australia 12,275 195,187
a
Rasan Information Technology Co. ...................... Saudi Arabia 3,103 112,976
a
SiriusPoint Ltd. ..................................... United States 1,104 26,706
Talanx AG ......................................... Germany 833 120,667
Universal Insurance Holdings, Inc. ....................... United States 360 15,473
Unum Group ....................................... United States 1,159 108,042
6,064,135
Interactive Media & Services 5.3%
Alphabet, Inc., A .................................... United States 15,487 5,255,513
Alphabet, Inc., C .................................... United States 12,190 4,088,648
a
Cargurus, Inc., A .................................... United States 1,216 43,363
a
EverQuote, Inc., A ................................... United States 1,155 29,383
Meta Platforms, Inc., A ............................... United States 6,824 3,905,648
a
Nextdoor Holdings, Inc. ............................... United States 6,212 13,977
a
Pinterest, Inc., A .................................... United States 5,254 114,064
Tencent Holdings Ltd. ................................ China 15,700 901,733
14,352,329
IT Services 1.0%
Accenture plc, A .................................... United States 2,500 474,400
a
Fastly, Inc., A ...................................... United States 988 22,517
Fujitsu Ltd. ........................................ Japan 11,400 273,673
a
GoDaddy, Inc., A .................................... United States 1,156 113,149
Indra Sistemas SA .................................. Spain 387 27,509
NEC Corp. ........................................ Japan 4,200 128,067
a
Shopify, Inc., A ..................................... Canada 2,222 327,456
a
Snowflake, Inc., A ................................... United States 1,672 554,151
Tata Consultancy Services Ltd. ......................... India 5,291 133,099
VeriSign, Inc. ...................................... United States 2,167 624,703
2,678,724
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 7,100 254,297
Hasbro, Inc. ....................................... United States 1,326 124,777
Polaris, Inc. ........................................ United States 887 57,247
436,321
Life Sciences Tools & Services 0.7%
a
10X Genomics, Inc., A ................................ United States 1,105 69,007
a
CryoPort, Inc. ...................................... United States 1,018 16,288
Lonza Group AG .................................... Switzerland 322 229,475
Mesa Laboratories, Inc. ............................... United States 150 19,181
Thermo Fisher Scientific, Inc. .......................... United States 1,694 1,045,367

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Waters Corp. ...................................... United States 321 $ 133,096
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ................... China 12,190 293,567
1,805,981
Machinery 2.1%
a
3D Systems Corp. ................................... United States 3,728 12,228
Alamo Group, Inc. ................................... United States 67 11,027
Albany International Corp., A ........................... United States 187 10,365
Astec Industries, Inc. ................................. United States 179 7,616
Atlas Copco AB, B ................................... Sweden 3,368 62,586
Atmus Filtration Technologies, Inc. ...................... United States 988 46,663
a
Blue Bird Corp. ..................................... United States 257 14,945
Caterpillar, Inc. ..................................... United States 2,250 1,794,307
Cummins, Inc. ...................................... United States 1,923 1,085,341
Daimler Truck Holding AG ............................. Germany 3,501 189,590
Douglas Dynamics, Inc. ............................... United States 229 9,405
ESCO Technologies, Inc. .............................. United States 58 15,836
FANUC Corp. ...................................... Japan 600 22,483
Federal Signal Corp. ................................. United States 88 10,296
Franklin Electric Co., Inc. ............................. United States 103 10,309
GEA Group AG ..................................... Germany 1,882 146,500
Helios Technologies, Inc. .............................. United States 187 13,655
Ingersoll Rand, Inc. .................................. United States 4,407 339,559
Kennametal, Inc. .................................... United States 490 14,377
Knorr-Bremse AG ................................... Germany 1,734 212,017
Komatsu Ltd. ...................................... Japan 1,900 87,870
Lincoln Electric Holdings, Inc. .......................... United States 343 96,462
Makita Corp. ....................................... Japan 800 26,430
Minebea Mitsumi, Inc. ................................ Japan 5,600 117,615
Mueller Water Products, Inc., A ......................... United States 618 14,918
NGK Corp. ........................................ Japan 2,200 72,696
Otis Worldwide Corp. ................................ United States 5,105 363,119
a
Proto Labs, Inc. ..................................... United States 560 44,834
Schindler Holding AG ................................ Switzerland 417 135,531
Techtronic Industries Co. Ltd. .......................... Hong Kong 13,000 223,579
Terex Corp. ........................................ United States 166 10,543
Toro Co. (The) ..................................... United States 1,122 109,743
b
VAT Group AG, 144A, Reg S ........................... Switzerland 37 27,479
Wartsila OYJ Abp ................................... Finland 2,749 88,799
Weichai Power Co. Ltd., A ............................. China 33,400 134,695
Yangzijiang Shipbuilding Holdings Ltd. .................... China 12,800 48,624
5,632,042
Marine Transportation 0.1%
Kuehne + Nagel International AG ....................... Switzerland 371 98,897
Matson, Inc. ....................................... United States 353 79,358
SITC International Holdings Co. Ltd. ..................... China 20,000 121,622
299,877
Media 0.2%
a
AppLovin Corp., A ................................... United States 347 108,285
Fox Corp., B ....................................... United States 5,259 316,697
a
Ibotta, Inc., A ....................................... United States 294 10,940
a
Magnite, Inc. ....................................... United States 675 15,856
New York Times Co. (The), A ........................... United States 1,688 113,552
a
PubMatic, Inc., A .................................... United States 1,647 27,389

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media (continued)
Versant Media Group, Inc. ............................. United States 125 $ 5,140
597,859
Metals & Mining 1.9%
Anglo American plc .................................. South Africa 549 31,123
Anglogold Ashanti plc, (USD Traded) ..................... Australia 1,294 145,342
Anglogold Ashanti plc, (ZAR Traded) ..................... Australia 2,589 290,813
BHP Group Ltd. .................................... Australia 18,803 884,337
Boliden AB ........................................ Sweden 1,037 61,003
a
Century Aluminum Co. ............................... United States 560 25,631
Commercial Metals Co. ............................... United States 217 14,641
a
Compass Minerals International, Inc. ..................... United States 354 8,801
a
Constellium SE, A ................................... United States 1,972 52,120
Ferroglobe plc ...................................... United States 3,103 12,753
Fortescue Ltd. ...................................... Australia 16,445 208,168
Freeport-McMoRan, Inc. .............................. United States 23,846 1,806,096
Fresnillo plc ....................................... Mexico 2,156 90,402
Glencore plc ....................................... Australia 45,202 360,712
a
Hycroft Mining Holding Corp., A ......................... United States 583 13,660
a
Idaho Strategic Resources, Inc. ......................... United States 397 12,918
Kaiser Aluminum Corp. ............................... United States 235 37,313
Materion Corp. ..................................... United States 40 9,443
a
McEwen, Inc. ...................................... Canada 952 19,192
a
Metallus, Inc. ...................................... United States 573 11,185
Mitsui Kinzoku Co. Ltd. ............................... Japan 800 144,916
Newmont Corp. ..................................... United States 3,403 428,982
Norsk Hydro ASA ................................... Norway 5,496 55,488
Rio Tinto plc ....................................... Australia 1,325 135,806
SSR Mining, Inc. .................................... Canada 510 19,181
SunCoke Energy, Inc. ................................ United States 1,665 17,200
a
USA Rare Earth, Inc. ................................. United States 823 14,666
Warrior Met Coal, Inc. ................................ United States 285 30,848
Zijin Mining Group Co. Ltd., H .......................... China 64,000 298,424
5,241,164
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 713 8,171
Ladder Capital Corp., A ............................... United States 1,495 14,651
MFA Financial, Inc. .................................. United States 1,030 9,085
31,907
Multi-Utilities 0.3%
Avista Corp. ....................................... United States 1,196 44,443
Black Hills Corp. .................................... United States 664 47,596
Northwestern Energy Group, Inc. ....................... United States 217 15,008
Public Service Enterprise Group, Inc. .................... United States 9,822 720,247
827,294
Office REITs 0.1%
COPT Defense Properties ............................. United States 298 10,728
Empire State Realty Trust, Inc., A ....................... United States 1,776 8,046
Vornado Realty Trust ................................. United States 6,548 244,764
263,538
Oil, Gas & Consumable Fuels 3.5%
BP plc ............................................ United States 52,929 378,590
California Resources Corp. ............................ United States 299 15,856

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
a
Centrus Energy Corp., A .............................. United States 60 $ 10,284
Chevron Corp. ..................................... United States 6,525 1,345,063
ConocoPhillips ..................................... United States 3,514 465,570
CVR Energy, Inc. ................................... United States 365 15,279
Delek US Holdings, Inc. .............................. United States 215 15,983
DHT Holdings, Inc. .................................. United States 705 13,818
Dorian LPG Ltd. .................................... United States 354 17,714
ENEOS Holdings, Inc. ................................ Japan 5,000 41,690
Eni SpA .......................................... Italy 2,440 66,699
Equinor ASA ....................................... Norway 6,739 289,039
ExxonMobil Holdings Corp. ............................ United States 14,901 2,398,316
Galp Energia SGPS SA, B ............................ Portugal 10,110 253,024
a
Gulfport Energy Corp. ................................ United States 90 16,151
HF Sinclair Corp. ................................... United States 1,618 164,405
Idemitsu Kosan Co. Ltd. .............................. Japan 10,200 90,327
International Seaways, Inc. ............................ United States 136 13,415
Murphy Oil Corp. .................................... United States 805 29,318
a
Par Pacific Holdings, Inc. ............................. United States 182 14,545
PBF Energy, Inc., A .................................. United States 214 15,620
Peabody Energy Corp. ............................... United States 350 10,392
PetroChina Co. Ltd., H ............................... China 274,000 355,103
Phillips 66 ......................................... United States 590 145,482
Repsol SA ......................................... Spain 3,007 95,907
Scorpio Tankers, Inc. ................................. Monaco 709 55,912
Shell plc, (EUR Traded) ............................... United States 11,336 521,341
Shell plc, (GBP Traded) ............................... United States 4,918 225,324
SM Energy Co. ..................................... United States 302 11,228
Teekay Corp. Ltd. ................................... United States 2,208 29,057
Teekay Tankers Ltd., A ............................... Canada 772 69,202
TotalEnergies SE ................................... France 4,875 429,556
Valero Energy Corp. ................................. United States 4,901 1,759,067
a
Vista Energy SAB de CV, ADR ......................... Argentina 2,282 163,072
World Kinect Corp. .................................. United States 410 14,658
9,556,007
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 258 9,267
Passenger Airlines 0.4%
a
Allegiant Travel Co. .................................. United States 319 24,260
International Consolidated Airlines Group SA ............... United Kingdom 33,983 197,197
a
Joby Aviation, Inc. ................................... United States 3,101 21,211
Qantas Airways Ltd. ................................. Australia 27,659 185,874
a
SkyWest, Inc. ...................................... United States 590 55,849
Southwest Airlines Co. ............................... United States 15,080 581,032
a
United Airlines Holdings, Inc. ........................... United States 865 93,411
1,158,834
Personal Care Products 0.1%
APR Corp. ........................................ South Korea 524 177,443
a
Herbalife Ltd. ...................................... United States 1,557 17,112
L'Oreal SA ........................................ France 164 73,022
267,577
Pharmaceuticals 3.9%
a
Alumis, Inc. ........................................ United States 476 10,382
a
Amneal Pharmaceuticals, Inc. .......................... United States 1,049 18,326
a
Amylyx Pharmaceuticals, Inc. .......................... United States 587 19,811

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Arvinas, Inc. ....................................... United States 2,730 $ 25,116
AstraZeneca plc, (GBP Traded) ......................... United Kingdom 2,280 367,577
AstraZeneca plc, (USD Traded) ......................... United Kingdom 2,464 399,488
a
Axsome Therapeutics, Inc. ............................ United States 491 97,473
Bristol-Myers Squibb Co. .............................. United States 8,402 561,338
a
Corcept Therapeutics, Inc. ............................ United States 1,149 130,239
a
Crinetics Pharmaceuticals, Inc. ......................... United States 126 10,704
Daiichi Sankyo Co. Ltd. ............................... Japan 9,200 164,757
a
Definium Therapeutics, Inc. ............................ United States 238 9,453
Eli Lilly & Co. ...................................... United States 2,902 3,356,830
a
Enliven Therapeutics, Inc. ............................. United States 210 12,157
GSK plc .......................................... United Kingdom 15,488 389,517
a
Indivior Pharmaceuticals, Inc. .......................... United States 400 13,972
Ipsen SA .......................................... France 617 116,854
Johnson & Johnson ................................. United States 410 108,999
a
Lexicon Pharmaceuticals, Inc. .......................... United States 5,002 11,255
a
Maze Therapeutics, Inc. .............................. United States 716 19,024
Merck & Co., Inc. ................................... United States 11,198 1,654,616
a
Nektar Therapeutics ................................. United States 432 30,836
Novartis AG ....................................... United States 5,499 836,406
Novo Nordisk A/S, ADR ............................... Denmark 6,267 284,083
Novo Nordisk A/S, B ................................. Denmark 6,538 296,093
Roche Holding AG .................................. United States 2,541 1,107,675
Sanofi SA ......................................... United States 4,404 391,555
a
Supernus Pharmaceuticals, Inc. ........................ United States 881 38,949
a
Theravance Biopharma, Inc. ........................... United States 1,303 22,203
a
Trevi Therapeutics, Inc. ............................... United States 587 9,744
UCB SA .......................................... Belgium 182 45,559
10,560,991
Professional Services 0.5%
Broadridge Financial Solutions, Inc. ...................... United States 616 112,346
Computershare Ltd. ................................. Australia 964 27,446
a
ExlService Holdings, Inc. .............................. United States 2,905 110,622
Exponent, Inc. ...................................... United States 569 40,405
a
Innodata, Inc. ...................................... United States 102 5,755
Kforce, Inc. ........................................ United States 209 12,034
Korn Ferry ........................................ United States 378 32,338
a
Legalzoom.com, Inc. ................................. United States 4,028 25,094
Maximus, Inc. ...................................... United States 162 9,359
Paycom Software, Inc. ............................... United States 495 118,355
a
Paylocity Holding Corp. ............................... United States 1,218 195,148
Recruit Holdings Co. Ltd. ............................. Japan 4,400 498,316
a
Upwork, Inc. ....................................... United States 5,090 45,963
Wolters Kluwer NV .................................. Netherlands 898 73,875
1,307,056
Real Estate Management & Development 0.6%
a
CBRE Group, Inc., A ................................. United States 6,972 1,016,587
a
Cushman & Wakefield Ltd. ............................ United States 3,990 53,825
a
Jones Lang LaSalle, Inc. .............................. United States 1,125 411,604
Newmark Group, Inc., A .............................. United States 2,231 33,978
a
Opendoor Technologies, Inc. ........................... United States 3,731 11,939
1,527,933
Residential REITs 0.1%
Invitation Homes, Inc. ................................ United States 3,442 100,300

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
Mid-America Apartment Communities, Inc. ................ United States 834 $ 107,461
207,761
Retail REITs 0.1%
Alexander's, Inc. .................................... United States 59 16,028
Brixmor Property Group, Inc. ........................... United States 3,665 105,882
CBL & Associates Properties, Inc. ....................... United States 344 18,813
Kite Realty Group Trust ............................... United States 405 10,449
Scentre Group ..................................... Australia 32,866 84,455
Simon Property Group, Inc. ............................ United States 471 100,003
Tanger, Inc. ........................................ United States 408 15,385
Urban Edge Properties ............................... United States 705 14,918
365,933
Semiconductors & Semiconductor Equipment 14.4%
a
ACM Research, Inc., A ............................... China 278 20,244
a
Advanced Micro Devices, Inc. .......................... United States 4,250 2,000,560
Advantest Corp. .................................... Japan 1,100 230,216
a
Aehr Test Systems .................................. United States 360 28,537
a
Ambarella, Inc. ..................................... United States 475 32,955
a
Ambiq Micro, Inc. ................................... United States 176 10,263
Applied Materials, Inc. ................................ United States 2,754 1,262,406
a
ARM Holdings plc, ADR .............................. United States 716 173,208
ASE Technology Holding Co. Ltd. ....................... Taiwan 11,000 202,628
ASML Holding NV ................................... Netherlands 881 1,494,205
ASML Holding NV, ADR .............................. Netherlands 366 620,740
a
Axcelis Technologies, Inc. ............................. United States 143 16,492
a
AXT, Inc. .......................................... United States 514 31,154
Broadcom, Inc. ..................................... United States 9,799 3,628,962
a
CEVA, Inc. ........................................ United States 244 6,600
a
Cirrus Logic, Inc. .................................... United States 939 102,830
a
Everspin Technologies, Inc. ............................ United States 537 8,726
a
Ichor Holdings Ltd. .................................. United States 110 5,893
a
Impinj, Inc. ........................................ United States 71 12,377
Infineon Technologies AG ............................. Germany 1,920 125,159
a
Intel Corp. ......................................... United States 3,560 318,656
a
Kioxia Holdings Corp. ................................ Japan 600 185,516
KLA Corp. ......................................... United States 3,613 633,901
Kulicke & Soffa Industries, Inc. ......................... Singapore 309 24,739
Lam Research Corp. ................................. United States 8,389 2,529,200
Marvell Technology, Inc. .............................. United States 3,525 746,101
a
MaxLinear, Inc., A ................................... United States 529 31,692
MediaTek, Inc. ..................................... Taiwan 3,000 371,172
Micron Technology, Inc. ............................... United States 3,531 3,385,276
Nanya Technology Corp. .............................. Taiwan 5,000 85,530
NAURA Technology Group Co. Ltd., A .................... China 1,440 149,871
a
Navitas Semiconductor Corp., A ........................ United States 1,406 16,296
NVIDIA Corp. ...................................... United States 64,480 14,235,894
QUALCOMM, Inc. ................................... United States 4,667 795,630
a
Rigetti Computing, Inc. ............................... United States 587 9,192
SCREEN Holdings Co. Ltd. ............................ Japan 2,500 210,370
a
Silicon Laboratories, Inc. .............................. United States 71 15,553
SK Hynix, Inc. ...................................... South Korea 930 1,125,568
a
SK Hynix, Inc., ADR ................................. South Korea 1,158 190,583
STMicroelectronics NV ............................... Singapore 551 27,576
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 48,000 3,607,290
Tokyo Electron Ltd. .................................. Japan 500 175,001

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Ultra Clean Holdings, Inc. ............................. United States 109 $ 7,393
38,892,155
Software 6.4%
a
ACI Worldwide, Inc. .................................. United States 303 16,144
a
Adobe, Inc. ........................................ United States 4,595 1,345,370
a
Alarm.com Holdings, Inc. ............................. United States 231 13,296
a
Appian Corp., A ..................................... United States 472 20,272
a
Arteris, Inc. ........................................ United States 1,176 25,731
a
Atlassian Corp., A ................................... United States 1,129 219,218
a
C3.ai, Inc., A ....................................... United States 1,136 12,292
a
Cadence Design Systems, Inc. ......................... United States 1,754 594,220
a
Cerence, Inc. ...................................... United States 2,573 21,716
a
Check Point Software Technologies Ltd. .................. Israel 600 83,346
a
Cipher Digital, Inc. ................................... United States 1,165 18,058
Clear Secure, Inc., A ................................. United States 457 20,177
a
Commvault Systems, Inc. ............................. United States 290 39,881
Constellation Software, Inc. ............................ Canada 80 181,174
a
Core Scientific, Inc. .................................. United States 533 8,688
a
DocuSign, Inc., A ................................... United States 2,084 138,107
a
Dropbox, Inc., A .................................... United States 3,471 122,144
a
D-Wave Quantum, Inc. ............................... United States 841 14,465
a
Elastic NV ......................................... United States 1,292 126,035
a
Fortinet, Inc. ....................................... United States 1,933 330,408
a
HubSpot, Inc. ...................................... United States 472 123,362
a
Hut 8 Corp. ........................................ United States 374 29,411
InterDigital, Inc. ..................................... United States 103 34,508
Intuit, Inc. ......................................... United States 368 132,222
a
LiveRamp Holdings, Inc. .............................. United States 1,235 46,584
a
Manhattan Associates, Inc. ............................ United States 751 167,616
Microsoft Corp. ..................................... United States 19,992 10,141,742
a
Nutanix, Inc., A ..................................... United States 2,199 150,785
OneSpan, Inc. ...................................... United States 807 13,332
Oracle Corp. ....................................... United States 650 96,928
a
PagerDuty, Inc. ..................................... United States 6,073 85,872
a
Palantir Technologies, Inc., A ........................... United States 10,127 1,887,470
a
Palo Alto Networks, Inc. .............................. United States 1,050 401,237
Pegasystems, Inc. ................................... United States 3,287 120,994
a
Q2 Holdings, Inc. ................................... United States 222 14,439
a
Qualys, Inc. ....................................... United States 66 12,285
a
Rapid7, Inc. ....................................... United States 1,994 26,839
RingCentral, Inc., A .................................. United States 2,519 175,373
a
Riot Platforms, Inc. .................................. United States 820 15,576
Sage Group plc (The) ................................ United Kingdom 4,126 60,313
SAP SE .......................................... Germany 528 116,208
a
Teradata Corp. ..................................... United States 484 14,036
a
Varonis Systems, Inc., B .............................. United States 346 15,144
a
Weave Communications, Inc. .......................... United States 1,775 12,975
a
Workiva, Inc., A ..................................... United States 218 17,440
17,263,433
Specialized REITs 0.2%
American Tower Corp. ................................ United States 2,191 384,959
Farmland Partners, Inc. ............................... United States 832 8,561
Outfront Media, Inc. ................................. United States 1,999 58,731
452,251

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.6%
a
Abercrombie & Fitch Co., A ............................ United States 625 $ 89,425
American Eagle Outfitters, Inc. ......................... United States 793 13,188
Avolta AG ......................................... Switzerland 519 29,240
Buckle, Inc. (The) ................................... United States 202 8,605
Caleres, Inc. ....................................... United States 808 9,841
H & M Hennes & Mauritz AB, B ......................... Sweden 5,897 107,729
Ross Stores, Inc. ................................... United States 470 107,414
a
Sally Beauty Holdings, Inc. ............................ United States 873 14,300
a
Stitch Fix, Inc., A .................................... United States 2,747 8,708
TJX Cos., Inc. (The) ................................. United States 8,581 1,149,082
a
Urban Outfitters, Inc. ................................. United States 212 17,106
a
Victoria's Secret & Co. ............................... United States 562 48,000
a
Wayfair, Inc., A ..................................... United States 1,050 104,234
1,706,872
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. ........................................ United States 41,087 13,018,416
Asia Vital Components Co. Ltd. ......................... Taiwan 2,000 215,871
a
Eastman Kodak Co. ................................. United States 1,396 12,536
a
Everpure, Inc., A .................................... United States 1,345 125,018
Lenovo Group Ltd. .................................. China 70,000 268,191
Samsung Electronics Co. Ltd. .......................... South Korea 9,523 1,797,779
a
Sandisk Corp. ...................................... United States 237 371,308
Seagate Technology Holdings plc ....................... United States 563 466,378
Western Digital Corp. ................................ United States 1,118 503,715
16,779,212
Textiles, Apparel & Luxury Goods 0.4%
adidas AG ......................................... Germany 714 125,055
Asics Corp. ........................................ Japan 10,200 286,038
Carter's, Inc. ....................................... United States 1,057 34,236
a
Deckers Outdoor Corp. ............................... United States 3,903 339,873
a
Figs, Inc., A ........................................ United States 1,067 16,368
G-III Apparel Group Ltd. .............................. United States 414 13,492
LVMH Moet Hennessy Louis Vuitton SE .................. France 51 26,738
Movado Group, Inc. ................................. United States 279 9,411
Pandora A/S ....................................... Denmark 973 128,395
979,606
Tobacco 1.1%
Altria Group, Inc. .................................... United States 6,906 472,923
British American Tobacco plc ........................... United Kingdom 6,490 360,609
Imperial Brands plc .................................. United Kingdom 5,918 202,200
Philip Morris International, Inc. ......................... United States 10,503 1,967,212
3,002,944
Trading Companies & Distributors 0.7%
AerCap Holdings NV ................................. United States 1,400 204,316
a
BlueLinx Holdings, Inc. ............................... United States 311 24,765
Boise Cascade Co. .................................. United States 266 20,751
Fastenal Co. ....................................... United States 2,274 112,131
McGrath RentCorp .................................. United States 100 11,244
Mitsubishi Corp. .................................... Japan 2,000 59,933
a
NPK International, Inc. ............................... United States 691 9,176
Rexel SA ......................................... France 1,928 80,366
Sunbelt Rentals Holdings, Inc. .......................... United States 3,026 215,037
United Rentals, Inc. .................................. United States 456 473,328
WW Grainger, Inc. ................................... United States 484 633,793

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
a
Xometry, Inc., A ..................................... United States 170 $ 15,757
1,860,597
Transportation Infrastructure 0.1%
International Container Terminal Services, Inc. .............. Philippines 21,710 307,885
Water Utilities 0.0%
†
American States Water Co. ............................ United States 194 17,322
California Water Service Group ......................... United States 232 11,593
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 21,863 106,667
135,582
Wireless Telecommunication Services 0.6%
Bharti Airtel Ltd. .................................... India 16,995 323,051
Etihad Etisalat Co. .................................. Saudi Arabia 12,056 213,886
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 47,000 149,624
MTN Group Ltd. .................................... South Africa 14,043 164,699
SoftBank Group Corp. ................................ Japan 1,000 32,215
T-Mobile US, Inc. ................................... United States 2,298 414,651
Vodafone Group plc ................................. United Kingdom 139,070 222,903
1,521,029
Total Common Stocks (Cost $229,385,723) ...................................
259,613,277
Preferred Stocks 0.2%
Banks 0.1%
c
Itau Unibanco Holding SA, 4.59% ....................... Brazil 38,203 291,376
Technology Hardware, Storage & Peripherals 0.1%
c
Samsung Electronics Co. Ltd., 0.91% .................... South Korea 1,768 239,435
Total Preferred Stocks (Cost $498,907) .......................................
530,811
Rights
Rights 0.0%
†
Capital Markets 0.0%
†
a,d,e
TPG, Inc., CVR, 12/31/27 ............................. United States 1,262 13
Total Rights (Cost $13) .....................................................
13
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
f
U.S. Treasury Notes , 0.625%, 8/15/30 .................... United States 129,000 111,227
Total U.S. Government and Agency Securities (Cost $111,227) ..................
111,227
Total Long Term Investments (Cost $229,995,870) .............................
260,255,328
a
Short Term Investments 3.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
g
U.S. Treasury Bills ,
3.68%, 10/22/26 ................................... United States 500,000 497,359

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At August 31, 2026, the Fund had the following futures contracts outstanding.
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
g
U.S. Treasury Bills, (continued)
h
3.75%, 12/10/26 ................................... United States 1,500,000 $ 1,484,382
1,981,741
Total U.S. Government and Agency Securities (Cost $1,981,723) ................
1,981,741
Shares
Management Investment Companies 2.5%
i,j
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 6,694,802 6,694,802
Total Management Investment Companies (Cost $6,694,802) ...................
6,694,802
Total Short Term Investments (Cost $8,676,525 ) ...............................
8,676,543
a
Total Investments (Cost $238,672,395) 99.7% .................................
$268,931,871
Other Assets, less Liabilities 0.3% ...........................................
683,276
Net Assets 100.0% .........................................................
$269,615,147
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $754,648, representing 0.3% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
g
The rate shown represents the yield at period end.
h
A portion or all of the security has been segregated as collateral for certain derivative contracts. At August 31, 2026, the value of this security pledged amounted to
$1,270,928, representing 0.5% of net assets.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 17 $ 2,744,480 9/18/26 $ 44,512
MSCI Emerging Markets Index .................. Long 22 1,882,210 9/18/26 64,623
Russell 2000 E-Mini Index ...................... Short 12 1,775,220 9/18/26 1,181
S&P 500 E-Mini Index ......................... Short 2 769,900 9/18/26 (15,497)
S&P/TSX 60 Index ........................... Long 14 4,300,559 9/17/26 146,810
SPI 200 Index ............................... Short 27 4,364,954 9/17/26 (53,295)

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At August 31, 2026, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
(continued)
Description Type
Number of
Contracts
Notional
Amount*
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts (continued)
TOPIX Index ................................ Long 11 $ 2,868,607 9/10/26 $ 183,815
Total Futures Contracts ...................................................................... $372,149
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... BOFA Sell 428,700 83,307 9/16/26 $ 815 $ —
Brazilian Real ...... GSCO Buy 49,200 9,532 9/16/26 — (65)
British Pound ...... BOFA Buy 27,500 37,274 9/16/26 — (11)
British Pound ...... BOFA Sell 355,100 481,870 9/16/26 1,998 (1,292)
British Pound ...... BZWS Buy 600 806 9/16/26 7 —
British Pound ...... CITI Buy 96,100 129,043 9/16/26 1,174 —
British Pound ...... GSCO Sell 13,600 18,259 9/16/26 — (169)
British Pound ...... HSBK Buy 46,200 62,030 9/16/26 570 —
British Pound ...... HSBK Sell 11,200 15,010 9/16/26 — (166)
British Pound ...... JPHQ Buy 857,300 1,168,064 9/16/26 340 (6,754)
British Pound ...... MSCO Buy 326,900 435,348 9/16/26 7,606 —
British Pound ...... MSCO Sell 126,300 170,180 9/16/26 478 (1,436)
British Pound ...... SSBT Sell 2,576,400 3,455,553 9/16/26 — (35,496)
British Pound ...... TDOM Buy 340,600 453,372 9/16/26 8,144 —
British Pound ...... UBSW Buy 320,500 426,443 9/16/26 7,838 —
British Pound ...... UBSW Sell 26,400 35,424 9/16/26 — (348)
Danish Krone ...... BOFA Buy 99,400 15,509 9/16/26 — (52)
Danish Krone ...... BZWS Sell 439,400 68,551 9/16/26 225 —
Danish Krone ...... CITI Sell 169,200 26,391 9/16/26 81 —
Danish Krone ...... GSCO Sell 10,500 1,637 9/16/26 4 —
Danish Krone ...... HSBK Buy 12,000 1,871 9/16/26 — (5)
Danish Krone ...... HSBK Sell 96,500 14,762 9/16/26 — (243)
Danish Krone ...... MSCO Buy 850,700 130,011 9/16/26 2,272 —
Danish Krone ...... MSCO Sell 2,508,800 389,721 9/16/26 744 (1,139)
Danish Krone ...... SSBT Buy 17,100 2,664 9/16/26 — (5)
Danish Krone ...... UBSW Buy 694,400 108,498 9/16/26 — (520)
Euro ............. BOFA Buy 411,700 478,288 9/16/26 1,169 (984)
Euro ............. BOFA Sell 78,600 90,421 9/16/26 — (927)
Euro ............. BZWS Sell 18,100 21,086 9/16/26 50 —
Euro ............. CITI Sell 665,900 760,809 9/16/26 59 (13,151)
Euro ............. GSCO Sell 171,800 200,025 9/16/26 361 —
Euro ............. HSBK Buy 252,400 290,273 9/16/26 3,387 (323)
Euro ............. HSBK Sell 473,900 550,567 9/16/26 848 (1,043)
Euro ............. JPHQ Buy 71,100 81,374 9/16/26 1,275 (17)
Euro ............. JPHQ Sell 1,326,700 1,518,875 9/16/26 — (22,999)
Euro ............. MSCO Buy 1,412,000 1,624,635 9/16/26 17,121 (745)
Euro ............. MSCO Sell 375,400 432,687 9/16/26 705 (4,304)
Euro ............. SSBT Sell 227,400 264,589 9/16/26 308 —
Euro ............. TDOM Sell 1,906,900 2,218,964 9/16/26 2,788 —

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. UBSW Buy 55,700 64,827 9/16/26 $ — $ (93)
Euro ............. UBSW Sell 82,500 94,611 9/16/26 — (1,270)
Hungarian Forint .... BOFA Sell 780,600 2,578 9/16/26 97 —
Hungarian Forint .... CITI Sell 3,520,600 11,615 9/16/26 427 —
Hungarian Forint .... GSCO Sell 8,610,600 28,408 9/16/26 1,043 —
Hungarian Forint .... MSCO Buy 3,764,900 12,038 9/16/26 — (73)
Hungarian Forint .... SSBT Sell 2,054,100 6,766 9/16/26 238 —
Hungarian Forint .... TDOM Sell 1,433,300 4,720 9/16/26 165 —
Norwegian Krone ... BOFA Sell 7,100 745 9/16/26 — (15)
Norwegian Krone ... BZWS Sell 66,100 6,934 9/16/26 — (139)
Norwegian Krone ... CITI Buy 1,200 126 9/16/26 3 —
Norwegian Krone ... GSCO Buy 8,000 838 9/16/26 18 —
Norwegian Krone ... HSBK Sell 68,100 7,132 9/16/26 — (155)
Norwegian Krone ... JPHQ Sell 152,500 15,972 9/16/26 — (346)
Norwegian Krone ... MSCO Buy 687,100 71,967 9/16/26 1,554 —
Norwegian Krone ... MSCO Sell 810,000 85,040 9/16/26 39 (1,672)
Norwegian Krone ... SSBT Sell 2,700 283 9/16/26 — (6)
Norwegian Krone ... TDOM Buy 157,000 15,840 9/16/26 960 —
Norwegian Krone ... UBSW Sell 55,400 5,803 9/16/26 — (125)
Polish Zloty ........ BOFA Buy 3,400 929 9/16/26 — (17)
Polish Zloty ........ CITI Sell 34,200 9,332 9/16/26 154 —
Polish Zloty ........ GSCO Sell 99,800 27,232 9/16/26 451 —
Polish Zloty ........ HSBK Sell 114,900 31,352 9/16/26 519 —
Polish Zloty ........ JPHQ Sell 79,200 21,454 9/16/26 201 —
Polish Zloty ........ MSCO Buy 31,200 8,294 9/16/26 83 (5)
Polish Zloty ........ SSBT Buy 26,700 7,279 9/16/26 — (114)
Polish Zloty ........ TDOM Sell 16,300 4,444 9/16/26 70 —
Polish Zloty ........ UBSW Buy 24,000 6,546 9/16/26 — (106)
Swedish Krona ..... BOFA Buy 33,400 3,582 9/16/26 — (92)
Swedish Krona ..... BZWS Buy 730,600 78,330 9/16/26 — (1,989)
Swedish Krona ..... CITI Buy 231,000 24,537 9/16/26 — (399)
Swedish Krona ..... GSCO Sell 6,000 642 9/16/26 15 —
Swedish Krona ..... HSBK Buy 177,800 18,999 9/16/26 — (421)
Swedish Krona ..... MSCO Buy 250,500 25,930 9/16/26 245 —
Swedish Krona ..... MSCO Sell 4,634,600 479,409 9/16/26 833 (5,697)
Swedish Krona ..... SSBT Buy 208,100 22,244 9/16/26 — (500)
Swedish Krona ..... TDOM Buy 301,200 32,214 9/16/26 — (742)
Swiss Franc ....... BOFA Buy 13,000 16,231 9/16/26 — (124)
Swiss Franc ....... BOFA Sell 264,900 337,323 9/16/26 9,113 —
Swiss Franc ....... BZWS Sell 553,100 679,120 9/16/26 — (6,169)
Swiss Franc ....... CITI Buy 69,700 88,381 9/16/26 — (2,022)
Swiss Franc ....... GSCO Sell 700 891 9/16/26 23 —
Swiss Franc ....... HSBK Buy 128,800 163,230 9/16/26 — (3,649)
Swiss Franc ....... HSBK Sell 46,400 57,766 9/16/26 368 (92)
Swiss Franc ....... JPHQ Buy 42,600 54,090 9/16/26 — (1,308)
Swiss Franc ....... MSCO Buy 133,000 165,883 9/16/26 — (1,096)
Swiss Franc ....... MSCO Sell 135,900 172,902 9/16/26 4,523 —
Swiss Franc ....... SSBT Buy 53,700 68,331 9/16/26 — (1,797)
Swiss Franc ....... TDOM Buy 35,400 45,010 9/16/26 — (1,149)
Swiss Franc ....... UBSW Sell 20,800 26,460 9/16/26 689 —
Australian Dollar .... BOFA Buy 7,200 4,991 10/14/26 165 —
Australian Dollar .... BZWS Buy 6,700 4,644 10/14/26 154 —
Australian Dollar .... CITI Buy 13,300 9,221 10/14/26 304 —
Australian Dollar .... GSCO Buy 6,800 4,714 10/14/26 156 —
Australian Dollar .... HSBK Buy 22,900 15,881 10/14/26 519 —
Australian Dollar .... MSCO Buy 83,600 57,934 10/14/26 1,934 —
Australian Dollar .... MSCO Sell 243,500 170,022 10/14/26 — (4,356)

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... SSBT Sell 10,100 7,002 10/14/26 $ — $ (231)
Australian Dollar .... TDOM Buy 1,000 693 10/14/26 23 —
Australian Dollar .... UBSW Buy 11,900 8,248 10/14/26 274 —
Australian Dollar .... WPAC Buy 1,900 1,317 10/14/26 43 —
Canadian Dollar .... BOFA Buy 6,451,700 4,574,571 10/14/26 89,563 —
Canadian Dollar .... BOFA Sell 37,900 27,059 10/14/26 — (340)
Canadian Dollar .... HSBK Sell 156,600 111,125 10/14/26 — (2,086)
Canadian Dollar .... MSCO Buy 45,100 32,551 10/14/26 53 —
Canadian Dollar .... MSCO Sell 178,900 127,402 10/14/26 — (1,930)
Canadian Dollar .... SSBT Buy 45,500 32,251 10/14/26 642 —
Canadian Dollar .... TDOM Sell 7,100 5,032 10/14/26 — (101)
Canadian Dollar .... UBSW Sell 60,100 42,597 10/14/26 — (852)
Israeli New Shekel .. BZWS Sell 12,600 4,188 10/14/26 — (31)
Israeli New Shekel .. GSCO Sell 6,400 2,128 10/14/26 — (15)
Israeli New Shekel .. HSBK Buy 4,600 1,532 10/14/26 8 —
Israeli New Shekel .. MSCO Sell 4,100 1,366 10/14/26 — (7)
Israeli New Shekel .. SSBT Sell 8,500 2,831 10/14/26 — (16)
Israeli New Shekel .. UBSW Sell 10,400 3,463 10/14/26 — (19)
Mexican Peso ...... BOFA Sell 243,600 13,778 10/14/26 — (507)
Mexican Peso ...... GSCO Buy 123,300 6,976 10/14/26 254 —
Mexican Peso ...... HSBK Sell 572,700 32,594 10/14/26 — (989)
Mexican Peso ...... MSCO Sell 35,400 2,003 10/14/26 — (73)
Mexican Peso ...... SSBT Sell 197,600 11,180 10/14/26 — (407)
Mexican Peso ...... UBSW Buy 54,700 3,095 10/14/26 112 —
Mexican Peso ...... UBSW Sell 369,800 20,928 10/14/26 — (757)
New Zealand Dollar . BZWS Sell 1,900 1,097 10/14/26 — (28)
New Zealand Dollar . HSBK Sell 300 173 10/14/26 — (4)
New Zealand Dollar . MSCO Buy 4,300 2,483 10/14/26 63 —
South African Rand .. BOFA Sell 734,400 44,634 10/14/26 — (825)
South African Rand .. BZWS Buy 1,151,600 70,002 10/14/26 1,282 —
South African Rand .. CITI Sell 260,500 15,839 10/14/26 — (286)
South African Rand .. GSCO Sell 943,100 57,334 10/14/26 — (1,044)
South African Rand .. HSBK Buy 849,100 51,130 10/14/26 1,429 —
South African Rand .. HSBK Sell 175,800 10,689 10/14/26 — (193)
South African Rand .. MSCO Buy 294,500 18,201 10/14/26 28 —
South African Rand .. MSCO Sell 70,700 4,300 10/14/26 — (76)
South African Rand .. SSBT Sell 2,265,500 137,734 10/14/26 — (2,500)
South African Rand .. TDOM Buy 60,100 3,654 10/14/26 66 —
South African Rand .. UBSW Buy 21,800 1,325 10/14/26 24 —
Chinese Yuan ...... CITI Buy 141,400 21,093 11/10/26 57 —
Chinese Yuan ...... HSBK Buy 346,900 51,742 11/10/26 145 —
Chinese Yuan ...... JPHQ Buy 91,600 13,665 11/10/26 36 —
Hong Kong Dollar ... BOFA Buy 243,500 31,127 11/10/26 6 —
Hong Kong Dollar ... BOFA Sell 7,200 921 11/10/26 — —
Hong Kong Dollar ... BZWS Sell 2,500 320 11/10/26 — —
Hong Kong Dollar ... CITI Buy 398,900 50,998 11/10/26 4 —
Hong Kong Dollar ... GSCO Sell 803,800 102,773 11/10/26 1 —
Hong Kong Dollar ... HSBK Buy 456,100 58,303 11/10/26 20 (7)
Hong Kong Dollar ... HSBK Sell 3,922,700 501,502 11/10/26 — (43)
Hong Kong Dollar ... MSCO Sell 212,700 27,189 11/10/26 — (6)
Hong Kong Dollar ... SSBT Buy 96,800 12,377 11/10/26 — —
Hong Kong Dollar ... TDOM Sell 190,400 24,345 11/10/26 1 —
Hong Kong Dollar ... UBSW Sell 170,000 21,735 11/10/26 — (1)
Japanese Yen ...... BOFA Sell 67,820,900 430,027 11/10/26 3,148 —
Japanese Yen ...... BZWS Sell 377,500 2,396 11/10/26 20 —
Japanese Yen ...... CITI Sell 4,158,000 26,391 11/10/26 219 —
Japanese Yen ...... GSCO Sell 11,502,300 72,925 11/10/26 528 —

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At August 31, 2026, the Fund had the following total return swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... HSBK Buy 19,420,400 123,142 11/10/26 $ — $ (905)
Japanese Yen ...... HSBK Sell 103,561,500 653,140 11/10/26 1,301 —
Japanese Yen ...... JPHQ Buy 16,426,500 104,189 11/10/26 — (797)
Japanese Yen ...... MSCO Buy 112,702,400 713,286 11/10/26 — (3,912)
Japanese Yen ...... SSBT Sell 128,857,400 816,457 11/10/26 5,401 —
Japanese Yen ...... TDOM Buy 3,843,900 24,356 11/10/26 — (162)
Japanese Yen ...... UBSW Buy 72,056,700 456,514 11/10/26 — (2,973)
New Taiwan Dollar .. BZWS Buy 1,432,100 44,678 11/10/26 580 —
New Taiwan Dollar .. HSBK Sell 2,407,100 75,027 11/10/26 — (1,042)
New Taiwan Dollar .. SSBT Buy 2,094,900 65,268 11/10/26 935 —
Singapore Dollar .... CITI Buy 718,700 565,205 11/10/26 2,908 —
Singapore Dollar .... HSBK Sell 12,600 9,903 11/10/26 — (57)
Singapore Dollar .... MSCO Buy 232,400 182,713 11/10/26 993 —
Singapore Dollar .... SSBT Sell 181,500 142,674 11/10/26 — (796)
Singapore Dollar .... UBSW Sell 700 550 11/10/26 — (3)
Singapore Dollar .... WPAC Buy 58,000 45,586 11/10/26 262 —
South Korean Won .. GSCO Buy 45,313,400 31,987 11/10/26 1,178 —
South Korean Won .. JPHQ Sell 19,291,200 13,631 11/10/26 — (488)
Thai Baht ......... UBSW Buy 839,300 25,546 11/10/26 — (89)
Indian Rupee ...... GSCO Sell 1,561,000 16,260 11/12/26 — (56)
Total Forward Exchange Contracts ................................................... $197,037 $(152,586)
Net unrealized appreciation (depreciation) ............................................ $44,451
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 12/16/26 10,792,860 $ (39,749)
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 8/16/27 8,184,591 (173,684)
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 12/16/26 9,370,423 56,393
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 8/16/27 8,203,276 248,231
Total Return Swap Contracts .................................................................... $91,191
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description Sector Shares Value
Percentage
value
GSIIPGDL
C ommon S tocks
Chevron Corp Energy 439 $ 90,415 0.84%
Veralto Corp Industrials 880 86,787 0.81%
ConocoPhillips Energy 651 86,219 0.80%
Iberdrola SA Utilities 3,695 86,185 0.80%
Holcim AG Materials 977 85,880 0.80%
SS&C Technologies Holdings Inc Industrials 1,026 85,148 0.79%
PepsiCo Inc Consumer Staples 600 84,180 0.78%
Colgate-Palmolive Co Consumer Staples 934 83,931 0.78%
Danske Bank A/S Financials 1,408 81,541 0.76%
E.ON SE Utilities 3,929 81,239 0.76%
Nestle SA Consumer Staples 807 78,716 0.73%
VICI Properties Inc Real Estate 2,988 76,646 0.71%
Avery Dennison Corp Materials 438 76,247 0.71%
Telia Co AB Communication Services 16,453 74,880 0.70%
BP PLC Energy 10,277 71,688 0.67%
Endesa SA Utilities 1,419 69,417 0.65%
Kirin Holdings Co Ltd Consumer Staples 3,618 69,196 0.64%
Tokyo Gas Co Ltd Utilities 1,771 68,589 0.64%
Cie Financiere Richemont SA Consumer Discretionary 275 65,490 0.61%
Bristol-Myers Squibb Co Health Care 966 64,551 0.60%
TotalEnergies SE Energy 732 64,204 0.60%
3M Co Industrials 371 63,736 0.59%
Knorr-Bremse AG Industrials 509 62,480 0.58%
Canadian Utilities Ltd Utilities 1,644 61,543 0.57%
Klepierre SA Real Estate 1,393 60,623 0.56%
Chubb Ltd Financials 177 59,958 0.56%
MSCI Inc Financials 104 59,151 0.55%
Kansai Electric Power Co Inc/The Utilities 3,345 58,873 0.55%
Kenvue Inc Consumer Staples 3,113 58,773 0.55%
Travelers Cos Inc/The Financials 158 57,779 0.54%
Power Assets Holdings Ltd Utilities 7,504 57,625 0.54%
CLP Holdings Ltd Utilities 5,611 56,334 0.52%
QBE Insurance Group Ltd Financials 3,483 55,570 0.52%
Deutsche Telekom AG Communication Services 1,668 54,991 0.51%
George Weston Ltd Consumer Staples 782 54,861 0.51%
National Grid PLC Utilities 3,434 54,469 0.51%
Ipsen SA Health Care 283 53,523 0.50%
Airbnb Inc Consumer Discretionary 291 53,401 0.50%
Teck Resources Ltd Materials 782 53,344 0.50%
ExxonMobil Holdings Corp Energy 331 53,212 0.49%
Simon Property Group Inc Real Estate 250 53,185 0.49%
CapitaLand Integrated Commercial Trust Real Estate 28,041 52,249 0.49%
Danone SA Consumer Staples 680 50,783 0.47%
AT&T Inc Communication Services 1,936 50,134 0.47%
AIB Group PLC Financials 3,919 49,922 0.46%
Schroders PLC Financials 6,303 49,908 0.46%
AMETEK Inc Industrials 210 49,470 0.46%
Halliburton Co Energy 1,340 49,371 0.46%
Scentre Group Real Estate 18,933 48,711 0.45%
Lockheed Martin Corp Industrials 87 48,595 0.45%

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description Sector Shares Value
Percentage
value
BCFTUSAL
C ommon S tocks
UiPath Inc Information Technology 6,133 $ 114,503 1.43%
Virtu Financial Inc Financials 1,717 112,698 1.40%
Freeport-McMoRan Inc Materials 1,457 110,373 1.38%
Natera Inc Health Care 329 105,979 1.32%
State Street Corp Financials 539 103,124 1.29%
Exelixis Inc Health Care 1,876 102,493 1.28%
Cheniere Energy Inc Energy 341 99,436 1.24%
Arista Networks Inc Information Technology 502 98,315 1.23%
Valero Energy Corp Energy 270 96,795 1.21%
Citigroup Inc Financials 726 95,504 1.19%
Manhattan Associates Inc Information Technology 428 95,455 1.19%
Regeneron Pharmaceuticals Inc Health Care 119 94,933 1.18%
Affiliated Managers Group Inc Financials 256 94,399 1.18%
Toll Brothers Inc Consumer Discretionary 647 92,780 1.16%
Unum Group Financials 980 91,352 1.14%
General Motors Co Consumer Discretionary 1,033 89,133 1.11%
Lam Research Corp Information Technology 291 87,856 1.09%
Allison Transmission Holdings Inc Industrials 692 87,046 1.08%
Johnson Controls International plc Industrials 621 85,907 1.07%
MGIC Investment Corp Financials 2,760 84,588 1.05%
United Airlines Holdings Inc Industrials 777 83,938 1.05%
Cadence Design Systems Inc Information Technology 245 83,065 1.04%
Rubrik Inc Information Technology 888 82,599 1.03%
Everpure Inc Information Technology 872 81,029 1.01%
Spotify Technology SA Communication Services 148 80,370 1.00%
GE Vernova Inc Industrials 87 78,488 0.98%
Axis Capital Holdings Ltd Financials 786 77,600 0.97%
Synchrony Financial Financials 971 74,835 0.93%
Booking Holdings Inc Consumer Discretionary 372 74,082 0.92%
Applied Materials Inc Information Technology 159 72,994 0.91%
DoorDash Inc Consumer Discretionary 303 70,161 0.87%
AutoNation Inc Consumer Discretionary 346 69,546 0.87%
Curtiss-Wright Corp Industrials 119 69,216 0.86%
Equitable Holdings Inc Financials 1,380 69,154 0.86%
Edison International Utilities 1,216 65,628 0.82%
Vornado Realty Trust Real Estate 1,733 64,776 0.81%
Sandisk Corp Information Technology 41 64,622 0.81%
QUALCOMM Inc Information Technology 377 64,345 0.80%
TPG Inc Financials 1,186 64,178 0.80%
eBay Inc Consumer Discretionary 618 64,022 0.80%
Docusign Inc Information Technology 958 63,467 0.79%
Astera Labs Inc Information Technology 213 63,255 0.79%
American International Group Inc Financials 818 62,468 0.78%
Millicom International Cellular SA Communication Services 660 61,888 0.77%
RingCentral Inc Information Technology 881 61,365 0.76%
Ventas Inc Real Estate 644 58,673 0.73%
Cirrus Logic Inc Information Technology 527 57,668 0.72%
HF Sinclair Corp Energy 535 54,310 0.68%
Marathon Petroleum Corp Energy 145 54,015 0.67%
Textron Inc Industrials 669 53,918 0.67%

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description Sector Shares Value
Percentage
value
GSIIPGSS
C ommon S tocks
ONEOK Inc/OK Energy 818 $ 78,563 0.84%
Entergy Corp Utilities 676 71,904 0.77%
CenterPoint Energy Inc Utilities 1,794 71,040 0.76%
Southern Co/The Utilities 805 70,799 0.76%
Dominion Energy Inc Utilities 1,072 70,776 0.76%
Enbridge Inc Energy 1,361 68,934 0.74%
Realty Income Corp Real Estate 1,119 68,590 0.74%
Hermes International SCA Consumer Discretionary 37 67,965 0.73%
Heineken NV Consumer Staples 791 66,804 0.72%
Swiss Life Holding AG Financials 58 66,092 0.71%
Walmart Inc Consumer Staples 628 65,873 0.71%
Singapore Telecommunications Ltd Communication Services 17,792 63,506 0.68%
Paychex Inc Industrials 494 62,894 0.68%
Ferrovial NV Industrials 1,056 61,836 0.66%
Land Securities Group PLC Real Estate 6,515 60,641 0.65%
Hong Kong & China Gas Co Ltd Utilities 65,698 60,424 0.65%
Duke Energy Corp Utilities 502 60,137 0.65%
Visa Inc Financials 157 59,714 0.64%
Aker BP ASA Energy 1,527 58,375 0.63%
Keppel Ltd Industrials 6,380 58,187 0.63%
American Water Works Co Inc Utilities 420 58,015 0.62%
Cellnex Telecom SA Communication Services 1,828 56,215 0.60%
Equifax Inc Industrials 288 54,497 0.59%
Fifth Third Bancorp Financials 975 52,432 0.56%
Pernod Ricard SA Consumer Staples 691 51,792 0.56%
WEC Energy Group Inc Utilities 483 51,240 0.55%
Tourmaline Oil Corp Energy 1,109 50,533 0.54%
Beiersdorf AG Consumer Staples 549 50,452 0.54%
Xcel Energy Inc Utilities 663 50,180 0.54%
Ingersoll Rand Inc Industrials 639 49,205 0.53%
Helvetia Baloise Holding AG Financials 177 46,878 0.50%
Medline Inc Health Care 1,336 46,792 0.50%
Lennar Corp Consumer Discretionary 556 46,765 0.50%
International Paper Co Materials 1,209 45,871 0.49%
Siemens Healthineers AG Health Care 1,004 45,625 0.49%
Wilmar International Ltd Consumer Staples 14,826 44,760 0.48%
Exelon Corp Utilities 1,022 44,694 0.48%
TransUnion Industrials 524 44,505 0.48%
Swiss Re AG Financials 255 44,377 0.48%
Essity AB Consumer Staples 1,505 44,067 0.47%
Generali Financials 848 43,886 0.47%
EQT AB Financials 1,258 43,731 0.47%
Waste Management Inc Industrials 198 43,361 0.47%
WP Carey Inc Real Estate 602 42,101 0.45%
Alliant Energy Corp Utilities 614 41,757 0.45%
MTU Aero Engines AG Industrials 101 41,490 0.45%
Legal & General Group PLC Financials 10,340 41,130 0.44%
Deere & Co Industrials 62 40,668 0.44%
Jacobs Solutions Inc Industrials 273 40,641 0.44%
Redeia Corp SA Utilities 2,275 40,377 0.43%

Putnam Funds Trust
Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See A bbreviations on page 37 .
Description Sector Shares Value
Percentage
value
BCFTUSAS
C ommon S tocks
Arthur J Gallagher & Co Financials 404 $ 105,999 1.33%
Brown & Brown Inc Financials 1,431 103,297 1.30%
LPL Financial Holdings Inc Financials 273 101,177 1.27%
Micron Technology Inc Information Technology 104 100,154 1.26%
DT Midstream Inc Energy 760 99,627 1.25%
Roivant Sciences Ltd Health Care 2,825 97,863 1.23%
Trimble Inc Information Technology 1,582 94,811 1.19%
Diamondback Energy Inc Energy 473 94,757 1.19%
Dell Technologies Inc Information Technology 207 94,521 1.19%
SoFi Technologies Inc Financials 4,983 89,095 1.12%
Bunge Global SA Consumer Staples 764 88,755 1.12%
Lithia Motors Inc Consumer Discretionary 232 85,111 1.07%
Entegris Inc Information Technology 621 83,974 1.06%
Lumentum Holdings Inc Information Technology 90 82,641 1.04%
Kinsale Capital Group Inc Financials 220 82,146 1.03%
Gen Digital Inc Information Technology 2,551 79,085 0.99%
Oracle Corp Information Technology 525 78,268 0.98%
TransUnion Industrials 910 77,235 0.97%
Royal Gold Inc Materials 294 76,851 0.97%
SailPoint Inc Information Technology 3,733 76,744 0.96%
Blue Owl Capital Inc Financials 6,218 76,105 0.96%
Loar Holdings Inc Industrials 1,075 75,453 0.95%
Royal Caribbean Cruises Ltd Consumer Discretionary 280 75,379 0.95%
Ryan Specialty Holdings Inc Financials 1,781 75,117 0.94%
Texas Instruments Inc Information Technology 288 75,113 0.94%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 4,488 72,433 0.91%
MKS Inc Information Technology 281 72,029 0.91%
Monolithic Power Systems Inc Information Technology 57 71,726 0.90%
Take-Two Interactive Software Inc Communication Services 325 71,491 0.90%
Synopsys Inc Information Technology 159 70,037 0.88%
Ross Stores Inc Consumer Discretionary 305 69,619 0.87%
Coherent Corp Information Technology 246 68,226 0.86%
Applied Digital Corp Information Technology 2,651 67,364 0.85%
Jack Henry & Associates Inc Financials 384 64,488 0.81%
Texas Pacific Land Corp Energy 170 63,679 0.80%
Affirm Holdings Inc Financials 817 60,798 0.76%
Tyler Technologies Inc Information Technology 162 60,312 0.76%
Stanley Black & Decker Inc Industrials 610 58,758 0.74%
Quanta Services Inc Industrials 94 56,981 0.72%
Ovintiv Inc Energy 842 55,290 0.69%
RPM International Inc Materials 528 54,983 0.69%
Toast Inc Financials 1,606 54,763 0.69%
Motorola Solutions Inc Information Technology 111 53,911 0.68%
Primo Brands Corp Consumer Staples 2,350 53,634 0.67%
Domino's Pizza Inc Consumer Discretionary 157 53,560 0.67%
CH Robinson Worldwide Inc Industrials 357 53,409 0.67%
nVent Electric PLC Industrials 347 52,352 0.66%
Healthcare Realty Trust Inc Real Estate 2,689 51,201 0.64%
Albemarle Corp Materials 377 50,891 0.64%
BWX Technologies Inc Industrials 332 50,580 0.64%

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)
Franklin Dynamic Asset Allocation Equity Fund

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
On March 26, 2026, the Trust's Board of Trustees approved a proposal to change the name of the Fund to Franklin Dynamic
Asset Allocation Equity Fund, effective July 15, 2026.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Franklin Dynamic Asset Allocation Equity Fund
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At August 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At August 31, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2026, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Dynamic Asset Allocation Equity Fund
1,262 TPG, Inc., CVR, 12/31/27 ...................... 4/08/26 $ 13 $ 13
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $13 $13
†
Rounds to less than 0.1% of net assets.
See Abbreviations on page 33.
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Franklin Dynamic Asset Allocation Equity Fund
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Dynamic Asset Allocation Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.481% . $6,499 $— $(6,499) $— $— $— — $—
Putnam Short Term Investment
Fund, Class P, 3.863% ...... 7,168,511 22,990,674 (23,464,383) — — 6,694,802 6,694,802 57,290
Total Affiliated Securities ... $7,175,010 $22,990,674 $(23,470,882) $— $— $6,694,802 $57,290
Level 1 Level 2 Level 3 Total
Franklin Dynamic Asset Allocation Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 4,988,498 $ 1,712,371 $ — $ 6,700,869
Air Freight & Logistics ................... 1,974,842 341,920 — 2,316,762
Automobile Components ................. 162,134 270,741 — 432,875
Automobiles .......................... 3,395,372 689,019 — 4,084,391
Banks ............................... 8,165,437 9,526,500 — 17,691,937
Beverages ........................... 2,408,035 524,418 — 2,932,453
Biotechnology ......................... 7,241,336 276,274 — 7,517,610
Broadline Retail ....................... 6,333,187 623,090 — 6,956,277
Building Products ...................... 944,989 — — 944,989
Capital Markets ........................ 6,090,873 2,417,987 — 8,508,860
Chemicals ........................... 1,133,894 383,352 — 1,517,246
Commercial Services & Supplies ........... 569,204 56,664 — 625,868
Communications Equipment .............. 2,392,710 600,807 — 2,993,517
Construction & Engineering ............... 721,095 246,566 — 967,661
Construction Materials .................. 891,694 82,519 — 974,213
Consumer Finance ..................... 1,390,668 — — 1,390,668
Consumer Staples Distribution & Retail ...... 2,650,650 172,960 — 2,823,610
4. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Franklin Dynamic Asset Allocation Equity Fund
Level 1 Level 2 Level 3 Total
Franklin Dynamic Asset Allocation Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Containers & Packaging ................. $ 135,832 $ — $ — $ 135,832
Distributors ........................... 34,833 — — 34,833
Diversified Consumer Services ............ 130,863 — — 130,863
Diversified REITs ...................... 60,157 — — 60,157
Diversified Telecommunication Services ..... 601,555 649,797 — 1,251,352
Electric Utilities ........................ 2,898,840 1,205,757 — 4,104,597
Electrical Equipment .................... 1,922,702 2,559,807 — 4,482,509
Electronic Equipment, Instruments &
Components ........................ 1,200,320 1,259,014 — 2,459,334
Energy Equipment & Services ............. 610,555 — — 610,555
Entertainment ......................... 3,609,099 159,766 — 3,768,865
Financial Services ...................... 5,780,205 1,085,019 — 6,865,224
Food Products ........................ 458,044 959,967 — 1,418,011
Gas Utilities .......................... 135,269 213,516 — 348,785
Ground Transportation .................. 410,377 — — 410,377
Health Care Equipment & Supplies ......... 2,262,265 678,869 — 2,941,134
Health Care Providers & Services .......... 3,275,262 207,868 — 3,483,130
Health Care REITs ..................... 71,528 — — 71,528
Health Care Technology ................. 310,520 — — 310,520
Hotel & Resort REITs ................... 813,482 — — 813,482
Hotels, Restaurants & Leisure ............. 3,195,771 741,963 — 3,937,734
Household Durables .................... 941,752 486,509 — 1,428,261
Household Products .................... 1,691,547 186,880 — 1,878,427
Independent Power and Renewable Electricity
Producers .......................... 337,804 371,412 — 709,216
Industrial Conglomerates ................ 1,242,552 771,301 — 2,013,853
Industrial REITs ....................... 470,796 — — 470,796
Insurance ............................ 3,985,584 2,078,551 — 6,064,135
Interactive Media & Services .............. 13,450,596 901,733 — 14,352,329
IT Services ........................... 2,116,376 562,348 — 2,678,724
Leisure Products ....................... 182,024 254,297 — 436,321
Life Sciences Tools & Services ............ 1,282,939 523,042 — 1,805,981
Machinery ............................ 4,035,548 1,596,494 — 5,632,042
Marine Transportation ................... 79,358 220,519 — 299,877
Media ............................... 597,859 — — 597,859
Metals & Mining ....................... 2,679,972 2,561,192 — 5,241,164
Mortgage Real Estate Investment Trusts
(REITs) ............................ 31,907 — — 31,907
Multi-Utilities .......................... 827,294 — — 827,294
Office REITs .......................... 263,538 — — 263,538
Oil, Gas & Consumable Fuels ............. 6,809,407 2,746,600 — 9,556,007
Paper & Forest Products ................. 9,267 — — 9,267
Passenger Airlines ..................... 775,763 383,071 — 1,158,834
Personal Care Products ................. 17,112 250,465 — 267,577
Pharmaceuticals ....................... 6,844,998 3,715,993 — 10,560,991
Professional Services ................... 707,419 599,637 — 1,307,056
Real Estate Management & Development .... 1,527,933 — — 1,527,933
Residential REITs ...................... 207,761 — — 207,761
Retail REITs .......................... 281,478 84,455 — 365,933
Semiconductors & Semiconductor Equipment . 30,902,053 7,990,102 — 38,892,155
Software ............................. 17,086,912 176,521 — 17,263,433
Specialized REITs ...................... 452,251 — — 452,251
Specialty Retail ........................ 1,569,903 136,969 — 1,706,872
Technology Hardware, Storage & Peripherals . 14,497,371 2,281,841 — 16,779,212
5. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Franklin Dynamic Asset Allocation Equity Fund
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Dynamic Asset Allocation Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Textiles, Apparel & Luxury Goods .......... $ 413,380 $ 566,226 $ — $ 979,606
Tobacco ............................. 2,440,135 562,809 — 3,002,944
Trading Companies & Distributors .......... 1,505,261 355,336 — 1,860,597
Transportation Infrastructure .............. — 307,885 — 307,885
Water Utilities ......................... 135,582 — — 135,582
Wireless Telecommunication Services ....... 414,651 1,106,378 — 1,521,029
Preferred Stocks :
Banks ............................... 291,376 — — 291,376
Technology Hardware, Storage & Peripherals . — 239,435 — 239,435
Rights ................................. — — 13 13
U.S. Government and Agency Securities ....... — 111,227 — 111,227
Short Term Investments ................... 6,694,802 1,981,741 — 8,676,543
Total Investments in Securities ........... $207,174,358 $61,757,500
b
$13 $268,931,871
Other Financial Instruments:
Forward Exchange Contracts ............... $— $197,037 $— $197,037
Futures Contracts ....................... 440,941 — — 440,941
Swap Contracts ......................... — 304,624 — 304,624
Total Other Financial Instruments ......... $440,941 $501,661 $— $942,602
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 152,586 $ — $ 152,586
Futures Contracts ........................ 68,792 — — 68,792
Swap Contracts ......................... — 213,433 — 213,433
Total Other Financial Instruments ......... $68,792 $366,019 $— $434,811
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $59,664,532, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Franklin Dynamic Asset Allocation Equity Fund
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
EUR
Euro
GBP
British Pound
HKD
Hong Kong Dollar
USD
United States Dollar
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
CVR
Contingent Value Right
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.